SCHWABFUNDS -Registered Trademark-



                     SCHWAB MARKETTRACK
                     PORTFOLIOS -TM-




                        ANNUAL REPORT
                            AND
                 AN IMPORTANT NOTICE REGARDING
                   DELIVERY OF SHAREHOLDER
                         DOCUMENTS






    October 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds-Registered Trademark- effective February 29, 2000.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES and shareholder reports ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SchwabFunds prospectuses are also available on our Web site at www.schwab.com.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                       SCHWABFUNDS -Registered Trademark-



                SCHWAB MARKETTRACK
                PORTFOLIOS -TM-


                - ALL EQUITY

                - GROWTH

                - BALANCED

                - CONSERVATIVE




Annual Report
October 31, 1999

SCHWAB MARKETTRACK PORTFOLIOS-TM-

We are pleased to bring you this annual report for the Schwab MarketTrack Portfolios (the Portfolios) for the one-year period ended October 31, 1999. In this report you will find performance statistics and other useful information for the following Portfolios:

  - Schwab MarketTrack All Equity Portfolio

  - Schwab MarketTrack Growth Portfolio

  - Schwab MarketTrack Balanced Portfolio

  - Schwab MarketTrack Conservative Portfolio

Each of the Portfolios provides an easy, convenient way to diversify your investment among major asset categories--stocks, bonds and cash equivalents.* Through a single investment, you may benefit from asset allocation, an investment strategy designed to achieve an optimal balance between risk and return. In fact, research has shown that one of the greatest impacts on investment returns may be the asset allocation decision (the mix of stocks, bonds and cash equivalents) rather than market timing or individual stock selection.

The primary difference among the four Schwab MarketTrack Portfolios is the proportion of each that is invested in stocks. Each Portfolio targets a different mix of investments, as described more fully in the following pages, and employs an index-based approach to capturing the returns inherent in the asset categories by investing primarily in Schwab Index Funds.

* The Schwab MarketTrack All Equity Portfolio does not target investing in bonds or cash.

FUND LISTINGS

The MarketTrack Portfolios are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading SCHWABFUNDS:-Registered Trademark-

NEWSPAPER LISTING +         SYMBOL
MT AllEq                    SWEGX
MT Gro                      SWHGX
MT Bal                      SWBGX
MT Cons                     SWCGX

+ Note that newspaper listings will indicate the previous day's quotation.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Every Investor Should Know             2
---------------------------------------------
Market Overview                             4
---------------------------------------------
Schwab MarketTrack All Equity Portfolio
  PORTFOLIO PERFORMANCE                     8
  PORTFOLIO SNAPSHOT                       10
---------------------------------------------
Schwab MarketTrack Growth Portfolio
  PORTFOLIO PERFORMANCE                    12
  PORTFOLIO SNAPSHOT                       14
---------------------------------------------
Schwab MarketTrack Balanced Portfolio
  PORTFOLIO PERFORMANCE                    16
  PORTFOLIO SNAPSHOT                       18
---------------------------------------------
Schwab MarketTrack Conservative
 Portfolio
  PORTFOLIO PERFORMANCE                    20
  PORTFOLIO SNAPSHOT                       22
---------------------------------------------
The Portfolio Management Team              24
---------------------------------------------
Portfolio Discussion                       25
---------------------------------------------
Glossary                                   28
---------------------------------------------
Financial Statements and Notes             30
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

As 1999 draws to a close, I'd like to take this opportunity to reflect on the year and the changes and milestones that have taken place at Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the SchwabFunds-Registered Trademark- Family.

First of all, we reached a significant milestone in September, when SchwabFunds assets topped the $100 billion mark. With the support of investors like you, SchwabFunds continue to be among the largest and fastest growing fund families in the nation.

Secondly, we added two new products to our SchwabFunds offering:

- SCHWAB TOTAL STOCK MARKET INDEX FUND-TM- seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index, the broadest measure of U.S. stock market performance. In one single, low-cost investment, fund investors can benefit from exposure to U.S. companies of all types and sizes.

- SCHWAB YIELDPLUS FUND-TM- The fund seeks high current income with minimal changes in share price. It is designed to provide the potential for higher yields than a money fund and lower risk than a longer-term bond fund through a management strategy designed to minimize price fluctuation. Intended for your long-term (over one-year) cash needs, the fund seeks to increase the overall yield potential of the cash portion of your portfolio.

For more information on either of these funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses. Please read it carefully before investing.

I encourage you to take a moment to read this annual report as it is designed to provide timely information about your SchwabFunds investments. You will find information on each fund's total returns and performance, as well as commentary on market conditions provided by the portfolio management team. In the section "What Every Investor Should Know", we've also provided guidelines that can help you reach your goals by establishing--or maintaining--an ongoing investment program.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource which can help you keep track your funds' performance.

At Schwab our philosophy has always been that a combination of regular investing and diversification is the best strategy over the long term. By investing in SchwabFunds, you've already taken an important step in building a portfolio that can help you meet your future goals. Thank you for your investment in SchwabFunds.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
October 31, 1999

 THE YEAR 2000

  One issue with the potential to disrupt portfolio operations and affect performance is the inability of some computers to recognize the year 2000. The Investment Adviser will continue to take steps to enable its systems to handle the year 2000 problem. The Investment Adviser is also seeking assurances that its service providers and business partners are taking similar steps as well. It is impossible to know in advance however, exactly how this issue will affect portfolio administration, portfolio performance or securities markets in general.

WHAT EVERY INVESTOR SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund can help reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

But remember that diversification ACROSS asset classes can be just as important as diversification WITHIN one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than bonds, cash or other asset classes, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolios. They also diversify their exposure across different stock market segments--such as large-cap and small-cap U.S. stocks and international stocks, which have tended to move with less-than-perfect correlation over time. In short, allocating assets across market segments may help reduce your overall portfolio risk.

REGULAR INVESTING STRATEGIES

Another way to help dampen the effects of short-term market volatility is to invest the same amount of money on a regular basis. With this investment strategy, known as DOLLAR-COST AVERAGING, you automatically buy more shares when stock or bond prices are low and fewer when they're high.*

A hypothetical example can help illustrate this concept. Let's say you invest $400 on a monthly basis in a single mutual fund, as shown below. Because of fluctuating prices, your per-share purchase price varies monthly. A simple average of your five purchase prices would yield $8.20 per share; however, your AVERAGE COST BASIS (your total investment divided by the number of shares actually purchased) would be significantly lower--by more than $0.50 per share. The net result in this example is that your average cost per share is reduced and you'd have purchased more shares than you would have had you paid the average share price over the five-month period.

                                                No. of
                         Fixed       Share      Shares
                       Investment    Price     Purchased
--------------------------------------------------------
Month 1                    $400       $10           40
--------------------------------------------------------
Month 2                    $400        $8           50
--------------------------------------------------------
Month 3                    $400        $5           80
--------------------------------------------------------
Month 4                    $400        $8           50
--------------------------------------------------------
Month 5                    $400       $10           40
--------------------------------------------------------
Totals                   $2,000        --          260
--------------------------------------------------------
AVERAGE SHARE PRICE
  ($41 DIVIDED BY 5 periods):                    $8.20
YOUR AVERAGE COST BASIS
  ($2,000  DIVIDED BY 260 shares):               $7.69
PER-SHARE ADVANTAGE:                             $0.51

This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

(Of course, in this example, hindsight shows you that your best move would have been to invest your entire $2,000 in Month 3, when the share price was at a low of $5--but it's unlikely that you would have been able to predict that.)

* Regular investing strategies such as dollar-cost averaging do not assure a profit or protect against a loss in declining markets. Since such a strategy involves continuous investment, investors should consider their ability to continue purchases through periods of low price levels.
2

  SCHWAB'S 10 INVESTING PRINCIPLES

   1. START WITH THE BASICS FOR LONG-TERM INVESTING.

   2. GET STARTED NOW!

   3. KNOW YOURSELF.

   4. INVEST IN THE STOCK MARKET FOR GROWTH.

   5. TAKE A LONG-TERM VIEW.

   6. BUILD A DIVERSIFIED PORTFOLIO.

   7. CONSIDER BONDS AND CASH FOR DIVERSIFICATION AND INCOME.

   8. MINIMIZE YOUR EXPENSES.

   9. STAY ON TRACK.

  10. BECOME A LIFELONG INVESTOR.

In addition to reducing your per-share costs over time, dollar-cost averaging provides another benefit: the discipline of investing regularly. You're more likely to maintain a regular investment plan if it's automatic: You don't have to think about it, and you minimize any propensity to skip an investment in favor of some other expenditure. To encourage this discipline, Schwab offers you two convenient, no-cost ways to begin or maintain a program of regular investing:

Schwab's AUTOMATIC INVESTMENT PLAN (AIP) allows you to automatically purchase--on a regular basis--additional shares in mutual funds that you already own. For amounts as little as $100 per month, you can use the cash or sweep shares of your existing Schwab Money Fund,(1) or you can enroll in MONEYLINK,-Registered Trademark- Schwab's electronic transfer service, to automatically transfer money to your Schwab account.

With MoneyLink, you can arrange to regularly and automatically transfer money between your bank account and your Schwab account. It's a convenient way to build your investment over time.

Please be aware that these programs--and dollar-cost averaging in general--do not ensure a profit or protect against a loss, and investors should know that markets fall as well as rise. Because dollar-cost averaging involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to purchase in both up and down markets. Over the long term, however, dollar-cost averaging may help to smooth out volatility caused by shortterm market trends. For more information, please call us at 1-800-435-4000.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds.-Registered Trademark- In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest through our Web site at WWW.SCHWAB.COM/SCHWABFUNDS; through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 1-800-272-4922; or in person at any of our nationwide branches.

 KEEPING YOU INFORMED

  You can find a wealth of information about our investment philosophy and funds, as well as updated fund performance data at our Web site:
  WWW.SCHWAB.COM/SCHWABFUNDS.

(1) Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its lengthy expansion with a strong real growth rate of 4.3% for the year ended September 1999--a rate considered to be in excess of the long-term maximum sustainable non-inflationary growth rate. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors responsible for this lengthy expansion.

In a major revision of the GDP benchmark data going back four decades, the Commerce Department reported that, during the 1990s, growth was stronger, personal savings higher, and inflation lower than previously calculated.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GDP GROWTH RATE
QUARTERLY PERCENTAGE CHANGE
(ANNUALIZED RATE)
Q1 1990                       5.0%
Q2 1990                       1.0%
Q3 1990                      -0.6%
Q4 1990                      -3.0%
Q1 1991                      -1.7%
Q2 1991                       2.6%
Q3 1991                       1.3%
Q4 1991                       2.5%
Q1 1992                       4.3%
Q2 1992                       4.0%
Q3 1992                       3.1%
Q4 1992                       5.2%
Q1 1993                      -0.7%
Q2 1993                       2.1%
Q3 1993                       1.5%
Q4 1993                       6.0%
Q1 1994                       3.6%
Q2 1994                       5.7%
Q3 1994                       2.2%
Q4 1994                       5.1%
Q1 1995                       1.5%
Q2 1995                       0.8%
Q3 1995                       3.2%
Q4 1995                       3.3%
Q1 1996                       2.9%
Q2 1996                       6.9%
Q3 1996                       2.2%
Q4 1996                       4.9%
Q1 1997                       4.9%
Q2 1997                       5.1%
Q3 1997                       4.0%
Q4 1997                       3.1%
Q1 1998                       6.7%
Q2 1998                       2.1%
Q3 1998                       3.8%
Q4 1998                       5.9%
Q1 1999                       3.7%
Q2 1999                       1.9%
Q3 1999                       5.5%
Source: BLOOMBERG L.P.

Despite some recent slowing in the housing sector and a moderate decline in consumer confidence, personal consumption and business fixed investment remain strong. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than experienced so far in 1999.

Last year's concerns over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the low savings rate. Looking ahead, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout 2000.




UNEMPLOYMENT

October's unemployment rate of 4.1% was a 29-year low. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                  5.4%
Feb-90                  5.3%
Mar-90                  5.2%
Apr-90                  5.4%
May-90                  5.4%
Jun-90                  5.2%
Jul-90                  5.5%
Aug-90                  5.7%
Sep-90                  5.9%
Oct-90                  5.9%
Nov-90                  6.2%
Dec-90                  6.3%
Jan-91                  6.4%
Feb-91                  6.6%
Mar-91                  6.8%
Apr-91                  6.7%
May-91                  6.9%
Jun-91                  6.9%
Jul-91                  6.8%
Aug-91                  6.9%
Sep-91                  6.9%
Oct-91                  7.0%
Nov-91                  7.0%
Dec-91                  7.3%
Jan-92                  7.3%
Feb-92                  7.4%
Mar-92                  7.4%
Apr-92                  7.4%
May-92                  7.6%
Jun-92                  7.8%
Jul-92                  7.7%
Aug-92                  7.6%
Sep-92                  7.6%
Oct-92                  7.3%
Nov-92                  7.4%
Dec-92                  7.4%
Jan-93                  7.3%
Feb-93                  7.1%
Mar-93                  7.0%
Apr-93                  7.1%
May-93                  7.1%
Jun-93                  7.0%
Jul-93                  6.9%
Aug-93                  6.8%
Sep-93                  6.7%
Oct-93                  6.8%
Nov-93                  6.6%
Dec-93                  6.5%
Jan-94                  6.8%
Feb-94                  6.6%
Mar-94                  6.5%
Apr-94                  6.4%
May-94                  6.1%
Jun-94                  6.1%
Jul-94                  6.3%
Aug-94                  6.0%
Sep-94                  5.8%
Oct-94                  5.8%
Nov-94                  5.6%
Dec-94                  5.5%
Jan-95                  5.6%
Feb-95                  5.4%
Mar-95                  5.3%
Apr-95                  5.8%
May-95                  5.8%
Jun-95                  5.6%
Jul-95                  5.6%
Aug-95                  5.7%
Sep-95                  5.6%
Oct-95                  5.5%
Nov-95                  5.7%
Dec-95                  5.6%
Jan-96                  5.6%
Feb-96                  5.5%
Mar-96                  5.6%
Apr-96                  5.5%
May-96                  5.6%
Jun-96                  5.3%
Jul-96                  5.5%
Aug-96                  5.1%
Sep-96                  5.2%
Oct-96                  5.2%
Nov-96                  5.3%
Dec-96                  5.4%
Jan-97                  5.3%
Feb-97                  5.3%
Mar-97                  5.1%
Apr-97                  5.0%
May-97                  4.7%
Jun-97                  5.0%
Jul-97                  4.7%
Aug-97                  4.9%
Sep-97                  4.7%
Oct-97                  4.7%
Nov-97                  4.6%
Dec-97                  4.7%
Jan-98                  4.5%
Feb-98                  4.6%
Mar-98                  4.6%
Apr-98                  4.3%
May-98                  4.3%
Jun-98                  4.5%
Jul-98                  4.5%
Aug-98                  4.5%
Sep-98                  4.5%
Oct-98                  4.5%
Nov-98                  4.4%
Dec-98                  4.3%
Jan-99                  4.3%
Feb-99                  4.4%
Mar-99                  4.2%
Apr-99                  4.3%
May-99                  4.2%
Jun-99                  4.3%
Jul-99                  4.3%
Aug-99                  4.2%
Sep-99                  4.2%
Oct-99                  4.1%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose just 2.6% for the year ended October 1999. Its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.3% for the year ended September 1999.

The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.1% for the year ended September 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                                 QUARTERLY EMPLOYMENT COST INDEX                MONTHLY CONSUMER PRICE INDEX
Jan-90                                                      5.5%                                        5.2%
Feb-90                                                      5.5%                                        5.3%
Mar-90                                                      5.5%                                        5.2%
Apr-90                                                      5.4%                                        4.7%
May-90                                                      5.4%                                        4.4%
Jun-90                                                      5.4%                                        4.7%
Jul-90                                                      5.2%                                        4.8%
Aug-90                                                      5.2%                                        5.6%
Sep-90                                                      5.2%                                        6.2%
Oct-90                                                      4.9%                                        6.3%
Nov-90                                                      4.9%                                        6.3%
Dec-90                                                      4.9%                                        6.1%
Jan-91                                                      4.6%                                        5.7%
Feb-91                                                      4.6%                                        5.3%
Mar-91                                                      4.6%                                        4.9%
Apr-91                                                      4.6%                                        4.9%
May-91                                                      4.6%                                        5.0%
Jun-91                                                      4.6%                                        4.7%
Jul-91                                                      4.3%                                        4.4%
Aug-91                                                      4.3%                                        3.8%
Sep-91                                                      4.3%                                        3.4%
Oct-91                                                      4.3%                                        2.9%
Nov-91                                                      4.3%                                        3.0%
Dec-91                                                      4.3%                                        3.1%
Jan-92                                                      4.0%                                        2.6%
Feb-92                                                      4.0%                                        2.8%
Mar-92                                                      4.0%                                        3.2%
Apr-92                                                      3.6%                                        3.2%
May-92                                                      3.6%                                        3.0%
Jun-92                                                      3.6%                                        3.1%
Jul-92                                                      3.5%                                        3.2%
Aug-92                                                      3.5%                                        3.1%
Sep-92                                                      3.5%                                        3.0%
Oct-92                                                      3.5%                                        3.2%
Nov-92                                                      3.5%                                        3.0%
Dec-92                                                      3.5%                                        2.9%
Jan-93                                                      3.5%                                        3.3%
Feb-93                                                      3.5%                                        3.2%
Mar-93                                                      3.5%                                        3.1%
Apr-93                                                      3.6%                                        3.2%
May-93                                                      3.6%                                        3.2%
Jun-93                                                      3.6%                                        3.0%
Jul-93                                                      3.6%                                        2.8%
Aug-93                                                      3.6%                                        2.8%
Sep-93                                                      3.6%                                        2.7%
Oct-93                                                      3.5%                                        2.8%
Nov-93                                                      3.5%                                        2.7%
Dec-93                                                      3.5%                                        2.7%
Jan-94                                                      3.2%                                        2.5%
Feb-94                                                      3.2%                                        2.5%
Mar-94                                                      3.2%                                        2.5%
Apr-94                                                      3.2%                                        2.4%
May-94                                                      3.2%                                        2.3%
Jun-94                                                      3.2%                                        2.5%
Jul-94                                                      3.2%                                        2.8%
Aug-94                                                      3.2%                                        2.9%
Sep-94                                                      3.2%                                        3.0%
Oct-94                                                      3.0%                                        2.6%
Nov-94                                                      3.0%                                        2.7%
Dec-94                                                      3.0%                                        2.7%
Jan-95                                                      2.9%                                        2.8%
Feb-95                                                      2.9%                                        2.9%
Mar-95                                                      2.9%                                        2.9%
Apr-95                                                      2.9%                                        3.1%
May-95                                                      2.9%                                        3.2%
Jun-95                                                      2.9%                                        3.0%
Jul-95                                                      2.7%                                        2.8%
Aug-95                                                      2.7%                                        2.6%
Sep-95                                                      2.7%                                        2.5%
Oct-95                                                      2.7%                                        2.8%
Nov-95                                                      2.7%                                        2.6%
Dec-95                                                      2.7%                                        2.5%
Jan-96                                                      2.8%                                        2.7%
Feb-96                                                      2.8%                                        2.7%
Mar-96                                                      2.8%                                        2.8%
Apr-96                                                      2.9%                                        2.9%
May-96                                                      2.9%                                        2.9%
Jun-96                                                      2.9%                                        2.8%
Jul-96                                                      2.8%                                        3.0%
Aug-96                                                      2.8%                                        2.9%
Sep-96                                                      2.8%                                        3.0%
Oct-96                                                      2.9%                                        3.0%
Nov-96                                                      2.9%                                        3.3%
Dec-96                                                      2.9%                                        3.3%
Jan-97                                                      2.9%                                        3.0%
Feb-97                                                      2.9%                                        3.0%
Mar-97                                                      2.9%                                        2.8%
Apr-97                                                      2.8%                                        2.5%
May-97                                                      2.8%                                        2.2%
Jun-97                                                      2.8%                                        2.3%
Jul-97                                                      3.0%                                        2.2%
Aug-97                                                      3.0%                                        2.2%
Sep-97                                                      3.0%                                        2.2%
Oct-97                                                      3.3%                                        2.1%
Nov-97                                                      3.3%                                        1.8%
Dec-97                                                      3.3%                                        1.7%
Jan-98                                                      3.3%                                        1.6%
Feb-98                                                      3.3%                                        1.4%
Mar-98                                                      3.3%                                        1.4%
Apr-98                                                      3.5%                                        1.4%
May-98                                                      3.5%                                        1.7%
Jun-98                                                      3.5%                                        1.7%
Jul-98                                                      3.7%                                        1.7%
Aug-98                                                      3.7%                                        1.6%
Sep-98                                                      3.7%                                        1.5%
Oct-98                                                      3.4%                                        1.5%
Nov-98                                                      3.4%                                        1.5%
Dec-98                                                      3.4%                                        1.6%
Jan-99                                                      3.0%                                        1.7%
Feb-99                                                      3.0%                                        1.6%
Mar-99                                                      3.0%                                        1.7%
Apr-99                                                      3.2%                                        2.3%
May-99                                                      3.2%                                        2.1%
Jun-99                                                      3.2%                                        2.0%
Jul-99                                                      3.1%                                        2.1%
Aug-99                                                      3.1%                                        2.3%
Sep-99                                                      3.1%                                        2.6%
Oct-99                                                                                                  2.6%
Source: BLOOMBERG L.P.

Although there is little evidence of accelerating core inflation, the U.S. Federal Reserve Board has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at a 2.7% annualized rate in the first three quarters of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                    MSCI-EAFE-             S&P 500             RUSSELL 2000             LEHMAN
                REGISTERED TRADEMARK-       INDEX               SMALL-CAP              AGGREGATE
                      INDEX                                       INDEX               BOND INDEX
Oct-98                          $1.00        $1.00                    $1.00                $1.00
Nov-98                          $1.05        $1.06                    $1.05                $1.01
Dec-98                          $1.09        $1.12                    $1.12                $1.01
Jan-99                          $1.09        $1.17                    $1.13                $1.02
Feb-99                          $1.06        $1.13                    $1.04                $1.00
Mar-99                          $1.11        $1.18                    $1.06                $1.00
Apr-99                          $1.15        $1.22                    $1.15                $1.01
May-99                          $1.09        $1.19                    $1.17                $1.00
Jun-99                          $1.14        $1.26                    $1.22                $0.99
Jul-99                          $1.17        $1.22                    $1.19                $0.99
Aug-99                          $1.17        $1.22                    $1.14                $0.99
Sep-99                          $1.18        $1.18                    $1.14                $1.00
Oct-99                          $1.23        $1.26                    $1.15                $1.01

COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 25.7% for the year ended October 1999. Within the S&P 500, growth stocks continued to be the strongest performing style for the period. Small-cap stocks as represented by the Russell 2000-Registered Trademark- Index also experienced a positive return of 14.9%.

Assisted by the rebound in Asian markets, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 23.0% for the one-year reporting period ended October 31, 1999.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index,-Registered Trademark- were 0.5% for the one-year reporting period.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500-Registered Trademark- Index reached record highs during the reporting period and ended the period at a lofty
29.9 times earnings, approximately twice its long-term average. The P/E ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 PRICE/EARNINGS RATIO
Jan-90                        14.37
Feb-90                        14.21
Mar-90                        14.77
Apr-90                        14.82
May-90                        15.84
Jun-90                        16.66
Jul-90                        16.65
Aug-90                        15.57
Sep-90                         14.9
Oct-90                        14.36
Nov-90                        14.59
Dec-90                        15.19
Jan-91                        14.95
Feb-91                        16.82
Mar-91                        17.48
Apr-91                        17.85
May-91                        17.92
Jun-91                        17.96
Jul-91                        18.07
Aug-91                        19.72
Sep-91                        19.88
Oct-91                        19.92
Nov-91                        21.02
Dec-91                        21.85
Jan-92                        23.35
Feb-92                        23.83
Mar-92                        25.45
Apr-92                        25.51
May-92                        25.71
Jun-92                        25.08
Jul-92                        25.61
Aug-92                         25.5
Sep-92                        24.37
Oct-92                        23.94
Nov-92                        24.08
Dec-92                        24.01
Jan-93                         24.2
Feb-93                        24.25
Mar-93                        24.22
Apr-93                         23.2
May-93                        23.21
Jun-93                        22.58
Jul-93                        22.52
Aug-93                        23.02
Sep-93                        23.74
Oct-93                        23.97
Nov-93                        22.55
Dec-93                        23.55
Jan-94                        22.98
Feb-94                        21.17
Mar-94                        20.34
Apr-94                         20.1
May-94                        20.16
Jun-94                        19.76
Jul-94                        18.64
Aug-94                         18.9
Sep-94                        18.26
Oct-94                        17.55
Nov-94                        16.58
Dec-94                        16.98
Jan-95                        16.23
Feb-95                         16.2
Mar-95                         16.5
Apr-95                        16.02
May-95                        16.43
Jun-95                        16.82
Jul-95                        16.55
Aug-95                        16.18
Sep-95                        16.86
Oct-95                        16.18
Nov-95                        17.14
Dec-95                        17.41
Jan-96                        18.11
Feb-96                        18.56
Mar-96                        18.94
Apr-96                        19.16
May-96                        19.48
Jun-96                         19.3
Jul-96                        18.31
Aug-96                        18.62
Sep-96                        19.75
Oct-96                         19.6
Nov-96                        21.05
Dec-96                         20.7
Jan-97                        20.55
Feb-97                        20.98
Mar-97                        19.87
Apr-97                        20.24
May-97                        21.43
Jun-97                        22.45
Jul-97                        23.92
Aug-97                        22.64
Sep-97                           24
Oct-97                        22.84
Nov-97                        24.02
Dec-97                        24.51
Jan-98                        24.99
Feb-98                        26.44
Mar-98                        27.76
Apr-98                        26.51
May-98                        26.12
Jun-98                        27.09
Jul-98                        26.78
Aug-98                        22.77
Sep-98                        24.23
Oct-98                        27.58
Nov-98                        30.14
Dec-98                        31.97
Jan-99                        33.29
Feb-99                        32.65
Mar-99                        33.78
Apr-99                         33.9
May-99                        32.74
Jun-99                         34.7
Jul-99                        31.62
Aug-99                        31.21
Sep-99                         29.9
Oct-99                        29.92
30-Year Average                15.5
Source: BLOOMBERG L.P.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate term rates continued to climb upward during the reporting period. Scaled back concerns about the impact of international economic problems and the continued growth of the domestic economy were the primary drivers of this upward trend in yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                30-YEAR TREASURY        FIVE-YEAR TREASURY
                   BOND YIELD               NOTE YIELD
10/2/98                    4.84%                     4.08%
10/9/98                    5.12%                     4.46%
10/16/98                   4.98%                     4.04%
10/23/98                   5.18%                     4.30%
10/30/98                   5.16%                     4.23%
11/6/98                    5.39%                     4.59%
11/13/98                   5.25%                     4.50%
11/20/98                   5.22%                     4.60%
11/27/98                   5.16%                     4.59%
12/4/98                    5.04%                     4.39%
12/11/98                   5.02%                     4.39%
12/18/98                   5.00%                     4.36%
12/25/98                   5.22%                     4.71%
1/1/99                     5.10%                     4.54%
1/8/99                     5.27%                     4.73%
1/15/99                    5.11%                     4.55%
1/22/99                    5.08%                     4.52%
1/29/99                    5.09%                     4.55%
2/5/99                     5.35%                     4.86%
2/12/99                    5.42%                     4.96%
2/19/99                    5.39%                     4.99%
2/26/99                    5.58%                     5.22%
3/5/99                     5.60%                     5.22%
3/12/99                    5.53%                     5.06%
3/19/99                    5.56%                     5.08%
3/26/99                    5.59%                     5.08%
4/2/99                     5.46%                     4.96%
4/9/99                     5.46%                     4.96%
4/16/99                    5.57%                     5.11%
4/23/99                    5.60%                     5.14%
4/30/99                    5.66%                     5.21%
5/7/99                     5.81%                     5.37%
5/14/99                    5.92%                     5.50%
5/21/99                    5.75%                     5.43%
5/28/99                    5.83%                     5.58%
6/4/99                     5.96%                     5.73%
6/11/99                    6.16%                     5.91%
6/18/99                    5.97%                     5.73%
6/25/99                    6.15%                     5.89%
7/2/99                     6.00%                     5.69%
7/9/99                     6.00%                     5.69%
7/16/99                    5.88%                     5.55%
7/23/99                    6.03%                     5.69%
7/30/99                    6.10%                     5.79%
8/6/99                     6.18%                     5.91%
8/13/99                    6.10%                     5.86%
8/20/99                    5.99%                     5.77%
8/27/99                    5.98%                     5.77%
9/3/99                     6.02%                     5.77%
9/10/99                    6.04%                     5.78%
9/17/99                    6.06%                     5.75%
9/24/99                    5.97%                     5.66%
10/1/99                    6.13%                     5.86%
10/8/99                    6.20%                     5.95%
10/15/99                   6.26%                     5.97%
10/22/99                   6.35%                     6.10%
10/29/99                   6.16%                     5.95%
Source: BLOOMBERG L.P.

INTERNATIONAL PERFORMANCE

The MSCI-EAFE-Registered Trademark- Index gained 23.0% in U.S. dollar terms (excluding reinvested dividends) during the one-year reporting period. In local currency terms, it gained 26.90%, reflecting the relative weakness of most foreign currencies (compared to the dollar) during the period.

With the exception of Austria, Belgium, Ireland, Switzerland and Spain, all of the MSCI-EAFE component countries had positive returns for the period. In particular, many of the Asian countries reversed their severe declines of the prior period to post strong returns. The strongest-performing countries for the period were Finland, Singapore and Japan.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MSCI-EAFE COUNTRY RETURNS
ONE YEAR ENDED 10/31/99
                                  Finland  100.43%
                                Singapore   87.76%
                                    Japan   57.38%
                                   Sweden   46.01%
                                Hong Kong   23.22%
                                   France   23.03%
                              Netherlands   10.52%
                           United Kingdom   10.50%
                                Australia    9.14%
                                  Germany    6.27%
                                  Denmark    6.00%
                              New Zealand    4.46%
                                   Norway    1.32%
                                    Italy    0.34%
                                    Spain   -0.40%
                              Switzerland   -1.44%
                                  Ireland   -2.74%
                                  Belgium   -6.67%
                                  Austria  -15.16%
Source: DATASTREAM

  This market overview has been provided by the portfolio management team.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                       SINCE INCEPTION
                                                                   ONE YEAR               (5/19/98)
------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(1)                          24.34%                 10.36%
------------------------------------------------------------------------------------------------------
All Equity Composite Index(2,3)                                     25.15%                 --
------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                 25.67%                 16.09%
------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report fund performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the Portfolio's one year, and since-inception average annual total returns were 27.83% and 7.26%, respectively. Without fee waivers and guarantees, the Portfolio's one-year and since-inception average annual total returns would have been 27.15% and 6.66% as of 9/30/99.

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 23.76% and 9.75%.

(2) The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portfolio allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks.

(3) As of 10/31/99, there were 2,173 large-cap funds, 852 small-cap funds and 657 foreign funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                SCHWAB MARKETTRACK                  ALL EQUITY                 S&P 500
               ALL EQUITY PORTFOLIO               COMPOSITE INDEX               INDEX
5/20/98                     $10,000                                            $10,000
5/31/98                      $9,850                                             $9,751
6/30/98                     $10,050                        $9,975              $10,147
7/31/98                      $9,810                        $9,759              $10,039
8/31/98                      $8,330                        $8,206               $8,590
9/30/98                      $8,610                        $8,446               $9,140
10/31/98                     $9,280                        $8,985               $9,883
11/30/98                     $9,800                        $9,501              $10,482
12/31/98                    $10,303                       $10,035              $11,086
1/31/99                     $10,483                       $10,227              $11,549
2/28/99                     $10,041                        $9,804              $11,190
3/31/99                     $10,383                       $10,127              $11,638
4/30/99                     $10,896                       $10,625              $12,088
5/31/99                     $10,664                       $10,453              $11,803
6/30/99                     $11,197                       $11,051              $12,458
7/31/99                     $11,137                       $10,984              $12,069
8/31/99                     $11,056                       $10,888              $12,009
9/30/99                     $11,006                       $10,801              $11,680
10/31/99                    $11,539                       $11,245              $12,419

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack All Equity Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index and the All Equity Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolios. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $117,409
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $202,884
----------------------------------------------------------------------
Percentage growth over reporting period                          72.8%
----------------------------------------------------------------------

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack All Equity Portfolio uses an indexing strategy to invest in three distinct equity asset classes: large-cap, small-cap and international stocks. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                            SCHWAB MARKETTRACK                  PEER GROUP
                                                           ALL EQUITY PORTFOLIO*                 AVERAGE++
-------------------------------------------------------------------------------------------------------------------
Number of Holdings                                                      6**                           131
-------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                         $37,677++                       $45,601
-------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                           31.4++                          33.6
-------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                                6.3++                           8.0
-------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                       0.45%++                         0.47%
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 6%                             75%
-------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                       N/A++                          0.95
-------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                        0.60%+                          1.34%
-------------------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests in other SchwabFunds, whereas most mid-cap funds invest primarily in individual securities.

 + Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
ASSET MIX

                           MIX AS OF
                           10/31/99        TARGET MIX
-----------------------------------------------------
U.S. Stocks:
-----------------------------------------------------
  Large-Cap                 44.13%           45.00%
-----------------------------------------------------
  Small-Cap                 24.77%           25.00%
-----------------------------------------------------
  International Stocks      29.93%           30.00%
-----------------------------------------------------
Short-Term Investments       1.17%            --
-----------------------------------------------------
Total Stocks                  100%             100%
-----------------------------------------------------

Large-cap stocks in the MarketTrack All Equity Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index-Registered Trademark- and international stocks are represented by the Schwab International Index.-Registered Trademark-

TOP HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------------------------
Schwab S&P 500 Fund-Select Shares                              44.13%
---------------------------------------------------------------------
Schwab International Index Fund-Select Shares                  29.93%
---------------------------------------------------------------------
Schwab Small-Cap Index Fund-Select Shares                      24.77%
---------------------------------------------------------------------
Total                                                          98.83%
---------------------------------------------------------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                  SINCE INCEPTION
                                                                   ONE YEAR         (11/20/95)
-------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO(1)                              19.24%            16.01%
-------------------------------------------------------------------------------------------------
Growth Composite Index II(2,3)                                      19.92%                --
-------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                 25.67%            25.23%
-------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                 0.53%             5.97%
-------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report fund performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the Portfolio's one-year and since-inception average annual total returns were 21.81% and 15.22%, respectively. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 21.36% and 14.51%, respectively, as of 9/30/99.

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 18.83% and 15.31%.

(2) The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash.

(3) As of 10/31/99, there were 2,173 large-cap funds, 852 small-cap funds, 657 foreign funds and 561 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

          SCHWAB MARKETTRACK      LEHMAN BROS.      S&P 500  GROWTH COMPOSITE
           GROWTH PORTFOLIO   AGGREGATE BOND INDEX   INDEX       INDEX II
11/20/95             $10,000               $10,000  $10,000
11/30/95             $10,080               $10,076  $10,104
12/31/95             $10,292               $10,217  $10,299           $10,245
1/31/96              $10,442               $10,285  $10,649           $10,409
2/29/96              $10,533               $10,106  $10,748           $10,550
3/31/96              $10,623               $10,035  $10,852           $10,677
4/30/96              $10,803                $9,979  $11,011           $10,985
5/31/96              $10,954                $9,959  $11,294           $11,176
6/30/96              $10,934               $10,092  $11,337           $11,107
7/31/96              $10,523               $10,120  $10,836           $10,633
8/31/96              $10,733               $10,102  $11,064           $10,905
9/30/96              $11,184               $10,278  $11,686           $11,318
10/31/96             $11,324               $10,506  $12,009           $11,379
11/30/96             $11,896               $10,686  $12,917           $11,868
12/31/96             $11,784               $10,587  $12,661           $11,828
1/31/97              $12,008               $10,620  $13,451           $12,141
2/28/97              $12,028               $10,646  $13,557           $12,086
3/31/97              $11,692               $10,528  $13,001           $11,754
4/30/97              $12,038               $10,686  $13,776           $11,962
5/31/97              $12,793               $10,787  $14,614           $12,706
6/30/97              $13,313               $10,916  $15,268           $13,187
7/31/97              $14,087               $11,210  $16,482           $13,902
8/31/97              $13,618               $11,115  $15,559           $13,533
9/30/97              $14,301               $11,280  $16,410           $14,215
10/31/97             $13,853               $11,443  $15,862           $13,715
11/30/97             $14,098               $11,496  $16,597           $13,801
12/31/97             $14,259               $11,612  $16,882           $13,939
1/31/98              $14,410               $11,761  $17,070           $14,029
2/28/98              $15,220               $11,751  $18,300           $14,829
3/31/98              $15,738               $11,791  $19,237           $15,405
4/30/98              $15,846               $11,852  $19,432           $15,550
5/31/98              $15,576               $11,965  $19,097           $15,279
6/30/98              $15,868               $12,067  $19,873           $15,480
7/31/98              $15,555               $12,092  $19,662           $15,200
8/31/98              $13,729               $12,289  $16,823           $13,287
9/30/98              $14,194               $12,577  $17,901           $13,695
10/31/98             $15,080               $12,510  $19,357           $14,380
11/30/98             $15,760               $12,581  $20,530           $15,059
12/31/98             $16,422               $12,619  $21,712           $15,769
1/31/99              $16,718               $12,709  $22,620           $16,043
2/28/99              $16,103               $12,486  $21,916           $15,465
3/31/99              $16,576               $12,555  $22,793           $15,895
4/30/99              $17,224               $12,595  $23,675           $16,525
5/31/99              $16,916               $12,484  $23,116           $16,299
6/30/99              $17,586               $12,444  $24,399           $17,037
7/31/99              $17,465               $12,392  $23,638           $16,910
8/31/99              $17,355               $12,386  $23,520           $16,774
9/30/99              $17,290               $12,530  $22,875           $16,676
10/31/99             $17,982               $12,576  $24,323           $17,244

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Growth Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index, the Lehman Brothers Aggregate Bond Index and the Growth Composite Index II. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolios. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $275,628
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $427,659
----------------------------------------------------------------------
Percentage growth over reporting period                          55.2%
----------------------------------------------------------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Growth Portfolio uses an indexing strategy to invest in three distinct asset classes--stocks, bonds and cash--and further allocates stock investments between large-cap, small-cap and international. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                             SCHWAB MARKETTRACK             PEER GROUP AV-
                                                              GROWTH PORTFOLIO*                ERAGE++
----------------------------------------------------------------------------------------------------------
Number of Holdings                                                     507**                        131
----------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                          $24,319++                    $45,601
----------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                            29.1++                       33.6
----------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                                 6.3++                        8.0
----------------------------------------------------------------------------------------------------------
12-Month Yield                                                        1.35%++                      0.47%
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  7%                          75%
----------------------------------------------------------------------------------------------------------

Three-Year Beta                                                       0.72++                       0.95
----------------------------------------------------------------------------------------------------------
Expense Ratio                                                         0.60%+                       1.34%
----------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests in a combination of other SchwabFunds and individual securities.

 + Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

SCHWAB MARKETTRACK GROWTH PORTFOLIO
ASSET MIX

                                                              MIX AS OF
                                                              10/31/99    TARGET MIX
------------------------------------------------------------------------------------
U.S. Stocks:
------------------------------------------------------------------------------------
  Large-Cap                                                     40.66%      40.00%
------------------------------------------------------------------------------------
  Small-Cap                                                     19.99%      20.00%
------------------------------------------------------------------------------------
International Stocks                                            19.94%      20.00%
------------------------------------------------------------------------------------
Total Stocks                                                    80.59%      80.00%
------------------------------------------------------------------------------------
Bonds                                                           14.57%      15.00%
------------------------------------------------------------------------------------
Short-Term Investments                                           4.84%       5.00%
------------------------------------------------------------------------------------
Total                                                             100%        100%
------------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         EQUITY INVESTMENT STYLE BOX(1)
                                 AS OF 10/31/99


-Style-
Value    Blend  Growth  -Market Cap-
             X                 Large
                              Medium
                               Small

Large-cap stocks in the MarketTrack Growth Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index,-Registered Trademark- international stocks are represented by the Schwab International Index,-Registered Trademark- bonds are represented by the Lehman Brothers Aggregate Bond Index and cash is represented by the three-month Treasury bill.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------------------------------
Schwab Small-Cap Index
Fund-Registered Trademark--Select Shares                      19.99%
--------------------------------------------------------------------
Schwab International Index
Fund-Registered Trademark--Select Shares                      19.94%
--------------------------------------------------------------------
Schwab Total Bond Market Index Fund                           14.57%
--------------------------------------------------------------------
Schwab S&P 500 Fund-Registered Trademark--Select Shares       14.37%
--------------------------------------------------------------------
Schwab Value Advantage Money Fund-Registered Trademark-        3.58%
--------------------------------------------------------------------
Microsoft Corp.                                                1.10%
--------------------------------------------------------------------
General Electric Co.                                           1.05%
--------------------------------------------------------------------
Intel Corp.                                                    0.61%
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                                          0.60%
--------------------------------------------------------------------
Cisco Systems, Inc.                                            0.56%
--------------------------------------------------------------------
Total                                                         76.37%
--------------------------------------------------------------------

1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark- Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                        SINCE INCEPTION
                                                                    ONE YEAR              (11/20/95)
-------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK BALANCED PORTFOLIO(1)                             14.18%                  13.23%
-------------------------------------------------------------------------------------------------------
Balanced Composite Index(2,3)                                        14.73%                 --
-------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                  25.67%                  25.23%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                  0.53%                   5.97%
-------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the Portfolio's one-year and since-inception average annual total returns were 15.99% and 12.66%, respectively. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 15.54% and 12.05%, respectively, as of 9/30/99.

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 13.75% and 12.63%.

(2) The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash.

(3) As of 10/31/99, there were 2,173 large-cap funds, 852 small-cap funds, 657 foreign funds and 561 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

          SCHWAB MARKETTRACK    LEHMAN BROTHERS     S&P 500 INDEX     BALANCED
          BALANCED PORTFOLIO  AGGREGATE BOND INDEX                 COMPOSITE INDEX
11/20/95             $10,000               $10,000        $10,000
11/30/95             $10,080               $10,076        $10,104
12/31/95             $10,270               $10,217        $10,299          $10,237
1/31/96              $10,390               $10,285        $10,649          $10,374
2/29/96              $10,410               $10,106        $10,748          $10,437
3/31/96              $10,460               $10,035        $10,852          $10,514
4/30/96              $10,581                $9,979        $11,011          $10,727
5/31/96              $10,691                $9,959        $11,294          $10,864
6/30/96              $10,711               $10,092        $11,337          $10,843
7/31/96              $10,410               $10,120        $10,836          $10,502
8/31/96              $10,551               $10,102        $11,064          $10,702
9/30/96              $10,912               $10,278        $11,686          $11,050
10/31/96             $11,082               $10,506        $12,009          $11,149
11/30/96             $11,534               $10,686        $12,917          $11,555
12/31/96             $11,415               $10,587        $12,661          $11,503
1/31/97              $11,589               $10,620        $13,451          $11,739
2/28/97              $11,589               $10,646        $13,557          $11,707
3/31/97              $11,334               $10,528        $13,001          $11,436
4/30/97              $11,620               $10,686        $13,776          $11,624
5/31/97              $12,183               $10,787        $14,614          $12,193
6/30/97              $12,593               $10,916        $15,268          $12,573
7/31/97              $13,217               $11,210        $16,482          $13,165
8/31/97              $12,849               $11,115        $15,559          $12,874
9/30/97              $13,391               $11,280        $16,410          $13,406
10/31/97             $13,125               $11,443        $15,862          $13,090
11/30/97             $13,309               $11,496        $16,597          $13,163
12/31/97             $13,443               $11,612        $16,882          $13,291
1/31/98              $13,582               $11,761        $17,070          $13,395
2/28/98              $14,149               $11,751        $18,300          $13,966
3/31/98              $14,523               $11,791        $19,237          $14,385
4/30/98              $14,608               $11,852        $19,432          $14,503
5/31/98              $14,448               $11,965        $19,097          $14,344
6/30/98              $14,672               $12,067        $19,873          $14,512
7/31/98              $14,469               $12,092        $19,662          $14,321
8/31/98              $13,262               $12,289        $16,823          $13,006
9/30/98              $13,668               $12,577        $17,901          $13,374
10/31/98             $14,309               $12,510        $19,357          $13,850
11/30/98             $14,800               $12,581        $20,530          $14,360
12/31/98             $15,281               $12,619        $21,712          $14,883
1/31/99              $15,523               $12,709        $22,620          $15,099
2/28/99              $15,028               $12,486        $21,916          $14,626
3/31/99              $15,369               $12,555        $22,793          $14,956
4/30/99              $15,820               $12,595        $23,675          $15,413
5/31/99              $15,567               $12,484        $23,116          $15,216
6/30/99              $16,018               $12,444        $24,399          $15,720
7/31/99              $15,930               $12,392        $23,638          $15,620
8/31/99              $15,842               $12,386        $23,520          $15,520
9/30/99              $15,853               $12,530        $22,875          $15,488
10/31/99             $16,337               $12,576        $24,323          $15,890

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Balanced Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index, the Lehman Brothers Aggregate Bond Index and the Balanced Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolio. Investors cannot invest in an index directly.





ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $263,904
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $403,271
----------------------------------------------------------------------
Percentage growth over reporting period                          52.8%
----------------------------------------------------------------------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Balanced Portfolio uses an indexing strategy to invest in three distinct asset classes-- stocks, bonds and cash--and further allocates stock investments between large-cap, small-cap and international.
The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined on page 28.
A complete list of the securities in the Portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                           SCHWAB MARKETTRACK                   PEER GROUP
                                                           BALANCED PORTFOLIO*                   AVERAGE++
---------------------------------------------------------------------------------------------------------------------
Number of Holdings                                                   507**                            230
---------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                        $24,319++                        $31,733
---------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                          29.0++                           29.8
---------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                               6.3++                            6.5
---------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                      2.24%++                          2.36%
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                7%                              95%
---------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                     .055++                           0.55
---------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                       0.60%+                           1.31%
---------------------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests in a combination of other SchwabFunds and individual securities.

 + Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 745 domestic hybrid funds as tracked by Morningstar.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
ASSET MIX

                                                              MIX AS OF
                                                              10/31/99    TARGET MIX
------------------------------------------------------------------------------------
U.S. Stocks:
------------------------------------------------------------------------------------
  Large-Cap                                                     30.61%      30.00%
------------------------------------------------------------------------------------
  Small-Cap                                                     15.11%      15.00%
------------------------------------------------------------------------------------
International Stocks                                            15.04%      15.00%
------------------------------------------------------------------------------------
Total Stocks                                                    60.76%      60.00%
------------------------------------------------------------------------------------
Bonds                                                           34.34%      35.00%
------------------------------------------------------------------------------------
Short-Term Investments                                           4.89%       5.00%
------------------------------------------------------------------------------------
Total                                                             100%        100%
------------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         EQUITY INVESTMENT STYLE BOX(1)
                                 AS OF 10/31/99


-Style-
Value    Blend  Growth  -Market Cap-
             X                 Large
                              Medium
                               Small

Large-cap stocks in the MarketTrack Balanced Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index,-Registered Trademark- international stocks are represented by the Schwab International Index,-Registered Trademark- bonds are represented by the Lehman Brothers Aggregate Bond Index and cash is represented by the three-month Treasury bill.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------------------------------
Schwab Total Bond Market Index Fund                           34.34%
--------------------------------------------------------------------
Schwab Small-Cap Index
Fund-Registered Trademark--Select Shares                      15.11%
--------------------------------------------------------------------
Schwab International Index
Fund-Registered Trademark--Select Shares                      15.04%
--------------------------------------------------------------------
Schwab S&P 500 Fund-Select Shares                             11.87%
--------------------------------------------------------------------
Schwab Value Advantage Money Fund                              3.69%
--------------------------------------------------------------------
Microsoft Corp.                                                0.78%
--------------------------------------------------------------------
General Electric Co.                                           0.75%
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                                          0.43%
--------------------------------------------------------------------
Intel Corp.                                                    0.43%
--------------------------------------------------------------------
Cisco Systems, Inc.                                            0.39%
--------------------------------------------------------------------
Total                                                         82.83%
--------------------------------------------------------------------

1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark- Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                  SINCE INCEPTION
                                                                   ONE YEAR         (11/20/95)
-------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(1)                         9.13%            10.37%
-------------------------------------------------------------------------------------------------
Conservative Composite Index(2,3)                                    9.71%                --
-------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                 25.67%            25.23%
-------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                 0.53%             5.97%
-------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the Portfolio's one-year and since-inception average annual total returns were 10.08% and 10.02%, respectively. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 9.62% and 9.18%, respectively, as of 9/30/99.

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 8.73% and 9.94%.

(2) The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash.

(3) As of 10/31/99, there were 2,173 large-cap funds, 852 small-cap funds, 657 foreign funds and 561 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

            SCHWAB MARKETTRACK      LEHMAN BROTHERS     S&P 500 INDEX   CONSERVATIVE
          CONSERVATIVE PORTFOLIO  AGGREGATE BOND INDEX                 COMPOSITE INDEX
11/20/95                 $10,000               $10,000        $10,000
11/30/95                 $10,080               $10,076        $10,104
12/31/95                 $10,237               $10,217        $10,299          $10,229
1/31/96                  $10,337               $10,285        $10,649          $10,340
2/29/96                  $10,297               $10,106        $10,748          $10,324
3/31/96                  $10,287               $10,035        $10,852          $10,353
4/30/96                  $10,337                $9,979        $11,011          $10,474
5/31/96                  $10,378                $9,959        $11,294          $10,558
6/30/96                  $10,439               $10,092        $11,337          $10,583
7/31/96                  $10,256               $10,120        $10,836          $10,369
8/31/96                  $10,337               $10,102        $11,064          $10,499
9/30/96                  $10,643               $10,278        $11,686          $10,783
10/31/96                 $10,818               $10,506        $12,009          $10,920
11/30/96                 $11,179               $10,686        $12,917          $11,245
12/31/96                 $11,070               $10,587        $12,661          $11,181
1/31/97                  $11,174               $10,620        $13,451          $11,345
2/28/97                  $11,184               $10,646        $13,557          $11,335
3/31/97                  $10,965               $10,528        $13,001          $11,122
4/30/97                  $11,206               $10,686        $13,776          $11,291
5/31/97                  $11,604               $10,787        $14,614          $11,692
6/30/97                  $11,896               $10,916        $15,268          $11,979
7/31/97                  $12,413               $11,210        $16,482          $12,458
8/31/97                  $12,160               $11,115        $15,559          $12,238
9/30/97                  $12,540               $11,280        $16,410          $12,632
10/31/97                 $12,455               $11,443        $15,862          $12,481
11/30/97                 $12,603               $11,496        $16,597          $12,542
12/31/97                 $12,698               $11,612        $16,882          $12,661
1/31/98                  $12,829               $11,761        $17,070          $12,778
2/28/98                  $13,189               $11,751        $18,300          $13,137
3/31/98                  $13,418               $11,791        $19,237          $13,416
4/30/98                  $13,484               $11,852        $19,432          $13,508
5/31/98                  $13,431               $11,965        $19,097          $13,449
6/30/98                  $13,595               $12,067        $19,873          $13,587
7/31/98                  $13,484               $12,092        $19,662          $13,475
8/31/98                  $12,774               $12,289        $16,823          $12,696
9/30/98                  $13,139               $12,577        $17,901          $13,024
10/31/98                 $13,530               $12,510        $19,357          $13,301
11/30/98                 $13,843               $12,581        $20,530          $13,653
12/31/98                 $14,166               $12,619        $21,712          $14,002
1/31/99                  $14,348               $12,709        $22,620          $14,167
2/28/99                  $13,950               $12,486        $21,916          $13,788
3/31/99                  $14,200               $12,555        $22,793          $14,028
4/30/99                  $14,475               $12,595        $23,675          $14,330
5/31/99                  $14,269               $12,484        $23,116          $14,159
6/30/99                  $14,521               $12,444        $24,399          $14,456
7/31/99                  $14,452               $12,392        $23,638          $14,379
8/31/99                  $14,395               $12,386        $23,520          $14,310
9/30/99                  $14,464               $12,530        $22,875          $14,336
10/31/99                 $14,766               $12,576        $24,323          $14,591

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Conservative Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index, the Lehman Brothers Aggregate Bond Index and the Conservative Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolio. Investors cannot invest in an index directly.





ASSETS

--------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                            $114,898
--------------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                            $167,402
--------------------------------------------------------------------------
Percentage growth over reporting period                              45.7%
--------------------------------------------------------------------------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Conservative Portfolio uses an indexing strategy to invest in three distinct asset classes--stocks, bonds and cash--and further allocates stock investments between large-cap, small-cap and international. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                            SCHWAB MARKETTRACK                   PEER GROUP
                                                          CONSERVATIVE PORTFOLIO*                 AVERAGE++
--------------------------------------------------------------------------------------------------------------------
Number of Issues                                                      507**                            230
--------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                         $24,319++                        $31,733
--------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                           28.7++                           29.8
--------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                                6.2++                            6.5
--------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                       3.12%++                          2.36%
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 8%                              95%
--------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                      0.39++                           0.55
--------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                        0.60%+                           1.31%
--------------------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests in a combination of other SchwabFunds and individual securities.

 + Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 745 domestic hybrid funds as tracked by Morningstar.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
ASSET MIX

                           MIX AS OF
                           10/31/99    TARGET MIX
-------------------------------------------------
U.S. Stocks:
-------------------------------------------------
  Large-Cap                  20.77%      20.00%
-------------------------------------------------
  Small-Cap                  10.12%      10.00%
-------------------------------------------------
International Stocks         10.30%      10.00%
-------------------------------------------------
Total Stocks                 41.19%      40.00%
-------------------------------------------------
Bonds                        54.33%      55.00%
-------------------------------------------------
Short-Term Investments        4.48%       5.00%
-------------------------------------------------
Total                          100%        100%
-------------------------------------------------

Large-cap stocks in the MarketTrack Conservative Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index,-Registered Trademark- international stocks are represented by the Schwab International Index,-Registered Trademark- bonds are represented by the Lehman Brothers Aggregate Bond Index and cash is represented by the three-month Treasury bill.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------------------------------
Schwab Total Bond Market Index Fund                           54.33%
--------------------------------------------------------------------
Schwab International Index
Fund-Registered Trademark--Select Shares                      10.30%
--------------------------------------------------------------------
Schwab Small-Cap Index
Fund-Registered Trademark--Select Shares                      10.12%
--------------------------------------------------------------------
Schwab S&P 500 Fund-Select Shares                             10.05%
--------------------------------------------------------------------
Schwab Value Advantage Money Fund-Registered Trademark-        3.70%
--------------------------------------------------------------------
Microsoft Corp.                                                0.45%
--------------------------------------------------------------------
General Electric Co.                                           0.42%
--------------------------------------------------------------------
Intel Corp.                                                    0.25%
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                                          0.24%
--------------------------------------------------------------------
Cisco Systems, Inc.                                            0.22%
--------------------------------------------------------------------
Total                                                         90.08%
--------------------------------------------------------------------

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

GERI HOM--vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the equity securities in the MarketTrack Portfolios. Geri joined CSIM in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $17 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

KIMON DAIFOTIS--vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents securities in the MarketTrack Portfolios. Kimon joined CSIM in his current capacity in October 1997. In addition to the MarketTrack Portfolios, he manages two bond index funds and the YieldPlus Fund. He was previously with Lehman Brothers, most recently as vice president in fixed income institutional sales and, prior to that, senior portfolio strategist.

PORTFOLIO DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE THREE SCHWAB MARKETTRACK PORTFOLIOS-TM- PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW section and detailed in the table at right, there was a wide range of returns for the various asset classes during the reporting period. Equities in general, and large-cap domestic equities in particular, continued to be the best performing major asset class. As a result, the primary factor determining the relative performance of the four MarketTrack portfolios was the portion of the portfolio allocated to equity investments. As shown in the table to the right, the portfolios with the greatest exposure to equity investments had the highest returns. The portfolios with the greatest exposure to fixed income investments had lower returns on a relative basis.

Because the MarketTrack Portfolios are designed to incorporate a mix of different asset classes, their returns over any given period are expected to lag the return of the strongest performing asset class. Conversely, the returns of the MarketTrack Portfolios are expected to exceed that of the worst performing asset class for any given period. By dampening the return volatility of any single asset class, the MarketTrack Portfolios are designed to provide more stable returns throughout market cycles which, on a risk-adjusted basis, are expected to be very favorable over extended periods of time.

                                                                                       ONE-YEAR
                                                                                     RETURN AS OF
    ASSET CLASS                                  INDEX(1)                              10/31/99
-------------------------------------------------------------------------------------------------
Large-Cap Stocks       S&P 500-Registered Trademark- Index                              25.67%
-------------------------------------------------------------------------------------------------
Small-Cap Stocks       Russell 2000-Registered Trademark- Index                         14.87%
-------------------------------------------------------------------------------------------------
International Stocks   MSCI-EAFE-Registered Trademark- Index                            23.03%
-------------------------------------------------------------------------------------------------
Bonds                  Lehman Brothers Aggregate Bond Index                              0.53%
-------------------------------------------------------------------------------------------------
Cash                   Three-Month Treasury Bill                                         4.73%
-------------------------------------------------------------------------------------------------

                         EQUITY/FIXED     ONE-YEAR
                            INCOME      RETURN AS OF
   MARKETTRACK FUND       TARGET MIX      10/31/99
----------------------------------------------------
All Equity Portfolio        100/0          24.34%
----------------------------------------------------
Growth Portfolio            80/20          19.24%
----------------------------------------------------
Balanced Portfolio          60/40          14.18%
----------------------------------------------------
Conservative Portfolio      40/60           9.13%
----------------------------------------------------

(1) The S&P Index is composed of 500 large-company common stocks representing key industries, including many from the most recognizable companies in the United States. The Russell 2000 consisted of the smallest 2000 companies in the Russell 3000 Index (largest 3000 companies), representing approximately 7% of the total market capitalization. MSCI EAFE (refers to Europe, Australasia, and Far East) is widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. The Lehman Brother Aggregate Bond Index includes fixed-rate debt issues rated investment grade or higher.

Q. ARE THE MARKETTRACK PORTFOLIOS MANAGED FOR TAX-EFFICIENCY?

A. Yes. The MarketTrack Portfolios employ several management techniques that are designed to minimize capital gains distributions. First, they follow an indexing strategy by investing directly in index securities or index funds, which helps them keep their portfolio turnover low and thereby minimizes realized capital gains. Second, when securities need to be sold--either to raise cash for portfolio redemptions or when an index is rebalanced--the MarketTrack Portfolios or the underlying index funds generally will attempt to sell the shares with the highest tax basis to minimize capital gains. Third, the Portfolios' 1998 change to a more static asset allocation mix should further reduce turnover rates. Finally, the investment managers strive to use efficient trading practices, which help to keep portfolio turnover down.

Q. CAN YOU PROVIDE AN EXAMPLE OF HOW ASSET ALLOCATION REDUCES PORTFOLIO VOLATILITY?

A. Adding bonds and cash equivalents to a stock portfolio can help reduce its overall risk. Three of the four MarketTrack portfolios (all except the All Equity Portfolio) use this approach. The following chart displays the high, low, and average annual returns from 1970 - 1998 for five hypothetical portfolios representing the returns of stocks and bonds.(1) As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.

A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.97%--roughly 1.50% less than the 13.48% return of the all-stock portfolio--and with significantly less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.60%, was about half of the 26.47% loss in the all-stock portfolio. This hypothetical example is for illustrative purposes only, and, of course, past performance does not guarantee future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

THE EFFECTS OF ADDING BONDS TO AN ALL-STOCK PORTFOLIO
HYPOTHETICAL PORTFOLIOS: 1970-1998
HIGH, LOW AND AVERAGE ANNUAL RETURNS FOR PORTFOLIO COMPOSITIONS
                           HIGHEST ANNUAL RETURN      AVERAGE ANNUAL RETURN          LOWEST ANNUAL RETURN
100% Stocks                               37.43%                     13.48%                       -26.47%
90% Stocks/10% Bonds                      35.37%                     13.14%                       -23.25%
80% Stocks/20% Bonds                      33.30%                     12.77%                       -20.04%
70% Stocks/30% Bonds                      31.24%                     12.38%                       -16.82%
60% Stocks/40% Bonds                      29.18%                     11.97%                       -13.60%

(1) Source: Schwab Center for Investment Research. The returns do not reflect actual investment in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500-Registered Trademark- Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

Q. WHY DOES INVESTING IN ALL THE MAJOR ASSET CLASSES MAKE SENSE?

A. The following chart shows the performance of large-cap, small-cap, and international stocks over nine non-overlapping three-year periods spanning 1974 through 1998. The chart shows that the perfor-mance of the various asset classes varied considerably. Sometimes large-caps performed better than small-caps and sometimes the opposite occurred. Some international stocks performed better than domestic stocks and sometimes vice versa. These shifting results are driven by the fact that different asset classes tended to take turns leading the market and these "performance cycles" have varied in length and magnitude. While these cycles may not be entirely random, pre-dicting them can prove to be very difficult. By investing in several asset classes, you can participate in the long-term return performance of the various classes, reduce portfolio volatility (compared to investing in just one asset class) and avoid the entire issue of trying to predict which asset class will be the next winner.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WHY DIVERSIFY?
NON-OVERLAPPING, THREE-YEAR INTERVALS
THREE-YEARS ENDED               LARGE-CAP STOCKS        SMALL-CAP STOCKS         INTERNATIONAL STOCKS
12/31/74                                  -9.28%                 -22.01%                       -2.76%
12/31/77                                  16.40%                  43.46%                       19.31%
12/31/80                                  18.67%                  31.50%                       21.06%
12/31/83                                  12.25%                  20.23%                        6.93%
12/31/86                                  18.50%                  10.08%                       42.15%
12/31/89                                  17.36%                   9.37%                       21.19%
12/31/92                                  10.82%                  12.51%                       -8.68%
12/31/95                                  15.26%                  15.01%                       17.02%
12/31/98                                  28.27%                  13.29%                        9.31%

GLOSSARY

ASSET ALLOCATION--The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cashequivalent securities.

BETA--A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500-Registered Trademark- Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS)--When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE--The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS)--The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO--Amount, expressed as a percentage of total investment, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION--The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV)--The market value of a fund share.

PRICE/BOOK (P/B) RATIO--Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO--The ratio of a company's stock price to its earnings per share over the past year. For mutual funds the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY--The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK--A share of ownership, or equity, in a corporation.
28

TOTAL RETURN--The sum of dividends, plus capital gains (or losses).

TURNOVER RATE--An indication of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD--The income generated by an investment, expressed as a percentage of its price.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

                               Number        Value
                              of Shares     (000s)
                             -----------  -----------
--------------------------------------------------------------------------------
 INVESTMENT FUNDS -- 98.6%
--------------------------------------------------------------------------------
Schwab International Index Fund,
  Select Shares              3,374,290     $ 60,602
Schwab S&P 500 Fund,
  Select Shares              4,208,335       89,343
Schwab Small-Cap Index Fund,
  Select Shares              2,875,411       50,147
                                           --------
Total Investment Funds
  (Cost $178,408)                           200,092
                                           --------
                                 Par
                               (000s)
                             -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill (a)(b)
   4.570%, 12/16/99              $ 220          219
                                           --------
Total U.S. Treasury Obligations
  (Cost $219)                                   219
                                           --------


                               Number         Value
                              of Shares      (000s)
                              ---------    ----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%
--------------------------------------------------------------------------------
Cayman Time Deposit,
  4.750%*, 11/01/99             59,130     $     59
First National Bank of Chicago
  Time Deposit,
  4.750%*, 11/01/99          2,081,884        2,082
                                           --------
Total Short-Term Investments
  (Cost $2,141)                               2,141
                                           --------
Total Investments -- 99.8%
  (Cost $180,768)                           202,452
                                           --------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%
  Other assets                                1,007
  Liabilities                                  (575)
                                           --------
                                                432
                                           --------

TOTAL NET ASSETS -- 100.0%                 $202,884
                                           ========




SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.
30

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

                               Number        Value
                              of Shares     (000s)
                              ---------   -----------
--------------------------------------------------------------------------------
 COMMON STOCK -- 26.3%
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.3%
--------------------------------------------------------------------------------
Boeing Co.                       9,678       $  446
General Dynamics Corp.           1,600           89
Lockheed Martin Corp.            4,600           92
Northrop Grumman Corp.             900           49
Raytheon Co., Class B            3,400           99
Rockwell International Corp.     2,100          102
Textron, Inc.                    1,700          131
United Technologies Corp.        4,800          290
                                             ------
                                              1,298
                                             ------
--------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
AMR Corp.+                       2,400          152
Delta Air Lines, Inc.            2,200          120
FDX Corp.+                       2,720          117
Southwest Airlines Co.           4,387           74
U.S. Airways Group, Inc.+        1,000           28
                                             ------
                                                491
                                             ------
--------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
Adolph Coors Co., Class B          200           11
Anheuser-Busch Companies, Inc.   4,700          338
Brown-Forman Corp., Class B        700           47
Seagram Co. Ltd.                 3,500          173
                                             ------
                                                569
                                             ------
--------------------------------------------------------------------------------
APPAREL -- 0.1%
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                400           16
Nike, Inc., Class B              2,600          147
Reebok International Ltd.+         400            4
Russell Corp.                      200            3
VF Corp.                         1,200           36
                                             ------
                                                206
                                             ------
--------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.4%
--------------------------------------------------------------------------------
B.F. Goodrich Co.                  800           19
Cooper Tire & Rubber Co.           500            8
Cummins Engine Co., Inc.           400           20
Dana Corp.                       1,378           41
Danaher Corp.                    1,400           68
Delphi Automotive Systems Corp.  5,743           94
Eaton Corp.                      1,100           83
Fleetwood Enterprises, Inc.        200            4



                               Number        Value
                              of Shares     (000s)
                              ---------   -----------
Ford Motor Co.                  12,500       $  686
General Motors Corp.             6,500          457
Genuine Parts Co.                1,500           39
Goodyear Tire & Rubber Co.       1,600           66
Navistar International Corp.+      700           29
TRW, Inc.                        1,300           56
                                             ------
                                              1,670
                                             ------
--------------------------------------------------------------------------------
BANKS -- 1.8%
--------------------------------------------------------------------------------
AmSouth Bancorp.                 3,900          100
Bank of America Corp.           17,648        1,136
Bank of New York Co., Inc.       7,600          318
Bank One Corp.                  12,075          454
BB&T Corp.                       2,800          102
Chase Manhattan Corp.            8,880          776
Comerica, Inc.                   2,100          125
Fifth Third Bancorp.             2,925          216
First Union Corp.                9,884          422
Firstar Corp.                    9,618          283
Fleet Boston Corp.               9,274          405
Golden West Financial Corp.        900          101
Huntington Bancshares, Inc.      2,057           61
J.P. Morgan & Co., Inc.          2,000          262
KeyCorp, Inc.                    4,400          123
Mellon Financial Corp.           5,200          192
National City Corp.              6,600          195
Northern Trust Corp.             1,200          116
PNC Bank Corp.                   3,100          185
Regions Financial Corp.          2,100           63
Republic New York Corp.          1,600          101
SouthTrust Corp.                 1,700           68
State Street Corp.               1,700          129
Summit Bancorp.                  1,800           62
SunTrust Banks, Inc.             3,100          227
Synovus Financial Corp.          2,250           48
U.S. Bancorp.                    7,650          284
Union Planters Corp.             1,300           58
Wachovia Corp.                   2,100          181
Washington Mutual, Inc.          5,655          203
Wells Fargo & Co.               16,550          792
                                             ------
                                              7,788
                                             ------
--------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 3.4%
3Com Corp.+                      3,300           96
Adaptec, Inc.+                   1,000           45

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number         Value
                              of Shares      (000s)
                              ---------     -------
Adobe Systems, Inc.              1,000        $  70
Apple Computer, Inc.+            1,000           80
Autodesk, Inc.                     200            4
BMC Software, Inc.+              2,100          135
Cabletron Systems, Inc.+         1,300           22
Ceridian Corp.+                  1,056           23
Cisco Systems, Inc.+            32,250        2,387
Compaq Computer Corp.           17,364          330
Computer Associates
  International, Inc.            5,525          312
Compuware Corp.+                 3,600          100
Comverse Technology, Inc.+         700           79
Dell Computer Corp.+            26,200        1,051
Gateway, Inc.+                   3,000          198
Hewlett-Packard Co.             10,400          770
Honeywell, Inc.                  1,300          137
International Business
  Machines Corp.                18,200        1,790
Lexmark International
  Group, Inc., Class A+          1,300          101
Microsoft Corp.+                51,000        4,721
Network Appliance, Inc.+           700           52
Novell, Inc.+                    3,200           64
Oracle Systems Corp.+           14,212          676
Parametric Technology Corp.+     2,200           42
PeopleSoft, Inc.+                2,300           35
Pitney Bowes, Inc.               2,700          123
Seagate Technology, Inc.+        2,168           64
Silicon Graphics, Inc.+          1,476           11
Sun Microsystems, Inc.+          8,000          847
Unisys Corp.+                    2,600           63
Xerox Corp.                      6,600          185
                                            -------
                                             14,613
                                            -------
--------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.8%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc.+   1,900           20
America Online, Inc.+           10,800        1,401
Automatic Data Processing, Inc.  6,000          289
Cendant Corp.+                   7,232          119
Computer Sciences Corp.+         2,080          143
Deluxe Corp.                       700           20
Ecolab, Inc.                     1,400           47
Equifax, Inc.                    1,200           32
First Data Corp.                 4,200          192

                               Number         Value
                              of Shares      (000s)
                               --------    ---------
H&R Block, Inc.                  1,000      $    43
Interpublic Group of
  Companies, Inc.                2,700          110
Laidlaw, Inc.                    3,000           18
National Service Industries, Inc.  500           16
Omnicom Group, Inc.              1,600          141
Paychex, Inc.                    2,400           95
R.R. Donnelley & Sons Co.        1,200           29
Tyco International Ltd.         15,852          633
Waste Management, Inc.           5,617          103
                                             ------
                                              3,451
                                             ------
--------------------------------------------------------------------------------
CHEMICAL -- 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.   2,800           77
Dow Chemical Co.                 2,200          260
E. I. du Pont de Nemours & Co.  11,492          741
Eastman Chemical Co.               800           31
Great Lakes Chemical Corp.         400           14
Hercules, Inc.                     900           22
Minnesota Mining &
  Manufacturing Co.              4,300          409
PPG Industries, Inc.             1,800          109
Praxair, Inc.                    1,400           65
Rohm & Haas Co.                  3,105          119
Sigma-Aldrich Corp.                900           26
Union Carbide Corp.              1,100           67
W.R. Grace & Co.+                  900           13
                                            -------
                                              1,953
                                            -------
--------------------------------------------------------------------------------
CONSTRUCTION -- 0.1%
--------------------------------------------------------------------------------
Armstrong World Industries, Inc.   500           19
Centex Corp.                       600           16
Crane Co.                          225            5
Fluor Corp.                        700           28
Kaufman & Broad Home Corp.         200            4
Masco Corp.                      3,400          104
Owens Corning                      400            8
Pulte Corp.                        200            4
Sherwin-Williams Co.             1,400           31
The Stanley Works                  800           22
Vulcan Materials Co.             1,000           41
                                            -------
                                                282
                                            -------

                               Number        Value
                              of Shares     (000s)
                              ---------     ---------
--------------------------------------------------------------------------------
CONSUMER - DURABLE -- 0.1%
--------------------------------------------------------------------------------
Black & Decker Corp.               600       $   26
Fortune Brands, Inc.             1,400           50
Leggett & Platt, Inc.            2,000           44
Maytag Corp.                       900           36
Newell Rubbermaid, Inc.          2,245           78
Whirlpool Corp.                    800           56
                                              -----
                                                290
                                              -----
--------------------------------------------------------------------------------
CONSUMER - NONDURABLE -- 0.2%
--------------------------------------------------------------------------------
American Greetings Corp., Class A  500           13
Darden Restaurants, Inc.         1,200           23
Hasbro, Inc.                     1,650           34
Jostens, Inc.                      200            4
Mattel, Inc.                     2,650           35
McDonald's Corp.                13,200          545
Tricon Global Restaurants,
 Inc.+                           1,260           51
Wendy's International, Inc.      1,000           24
                                              -----
                                                729
                                              -----
--------------------------------------------------------------------------------
CONTAINERS -- 0.0%
--------------------------------------------------------------------------------
Ball Corp.                         200            8
Bemis Co., Inc.                    500           17
Crown Cork & Seal Co., Inc.      1,000           24
Owens-Illinois, Inc.+            1,100           26
Sealed Air Corp.+                  782           43
                                              -----
                                                118
                                              -----
--------------------------------------------------------------------------------
ELECTRONICS -- 2.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc.+    1,300           62
Advanced Micro Devices, Inc.+    1,220           24
Analog Devices, Inc.+            1,700           90
Andrew Corp.+                      850           11
Applied Materials, Inc.+         3,300          296
Electronic Data Systems Corp.    4,900          287
EMC Corp.+                      10,693          781
Emerson Electric Co.             4,500          270
General Instrument Corp.+        1,200           65
Harris Corp.                       500           11
Intel Corp.                     33,400        2,586
KLA-Tencor Corp.+                  600           48
LSI Logic Corp.+                 1,100           59
Lucent Technologies, Inc.       29,892        1,921
Micron Technology, Inc.+         1,800          128


                               Number        Value
                              of Shares      (000s)
                              ---------     ---------
Motorola, Inc.                   6,000       $  585
National Semiconductor Corp.+    1,400           42
Niagara Mohawk Holdings, Inc.+   1,400           22
PE Corp-PE Biosystems Group      1,000           65
PerkinElmer, Inc.                  300           12
QUALCOMM, Inc.+                  1,600          356
Scientific-Atlanta, Inc.           400           23
Solectron Corp.+                 2,400          181
Tektronix, Inc.                    450           15
Tellabs, Inc.+                   3,800          240
Texas Instruments, Inc.          7,400          664
Thermo Electron Corp.+           1,300           18
Thomas & Betts Corp.               481           22
                                             ------
                                              8,884
                                             ------
--------------------------------------------------------------------------------
ENERGY - RAW MATERIALS -- 0.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.         1,200           37
Apache Corp.                       600           23
Baker Hughes, Inc.               3,560           99
Burlington Resources, Inc.       1,505           52
Constellation Energy Group       1,300           40
Halliburton Co.                  3,958          149
Helmerich & Payne, Inc.            400           10
McDermott International, Inc.      300            5
Occidental Petroleum Corp.       3,100           71
ONEOK, Inc.                        200            6
Rowan Companies, Inc.+             500            8
Schlumberger Ltd.                5,100          309
Sempra Energy                    2,403           49
Sunoco, Inc.                       400           10
Union Pacific Resources Group,
 Inc.                            2,239           32
                                              -----
                                                900
                                              -----
--------------------------------------------------------------------------------
FOOD & AGRICULTURE -- 1.1%
--------------------------------------------------------------------------------
Archer-Daniels Midland Co.       5,925           73
Bestfoods, Inc.                  3,000          176
Campbell Soup Co.                4,600          207
Coca-Cola Co.                   24,800        1,463
Coca-Cola Enterprises, Inc.      4,000          102
ConAgra, Inc.                    4,500          117
General Mills, Inc.              1,963          171
H.J. Heinz Co.                   3,700          177
Hershey Foods Corp.              1,500           76
Kellogg Co.                      3,900          155
Monsanto Co.                     6,500          250

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                              of Shares     (000s)
                              ---------    ---------
PepsiCo, Inc.                   14,800      $   513
Quaker Oats Co.                  1,400           98
Ralston-Ralston Purina Group     3,600          113
Sara Lee Corp.                   9,600          260
SYSCO Corp.                      3,000          115
Unilever NV                      5,714          381
Wm. Wrigley Jr. Co.              1,400          112
                                             ------
                                              4,559
                                             ------
--------------------------------------------------------------------------------
GOLD -- 0.0%
--------------------------------------------------------------------------------
Barrick Gold Corp.               3,500           64
Homestake Mining Co.             1,300           11
Newmont Mining Corp.             1,401           31
Placer Dome, Inc.                2,100           25
                                             ------
                                                131
                                             ------
--------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 2.9%
--------------------------------------------------------------------------------
Abbott Laboratories             15,400          622
Allergan, Inc.                     300           32
ALZA Corp.+                        800           34
American Home Products Corp.    13,000          679
Amgen, Inc.+                     5,400          431
Bausch & Lomb, Inc.                300           16
Baxter International, Inc.       2,800          182
Becton, Dickinson & Co.          2,600           66
Biomet, Inc.                       800           24
Boston Scientific Corp.+         3,474           70
Bristol-Myers Squibb Co.        19,800        1,521
C.R. Bard, Inc.                    400           22
Cardinal Health, Inc.            2,500          108
Columbia / HCA Healthcare Corp.  6,300          152
Eli Lilly & Co.                 11,100          765
Guidant Corp.                    3,000          148
HealthSouth Corp.+               3,452           20
Humana, Inc.+                    1,400           10
IMS Health, Inc.                 2,800           81
Johnson & Johnson               13,500        1,414
Mallinckrodt, Inc.                 400           14
Manor Care, Inc.+                1,100           17
McKesson HBOC, Inc.              2,654           53
Medtronic, Inc.                 11,600          402
Merck & Co., Inc.               24,200        1,925
Pfizer, Inc.                    39,000        1,541
Pharmacia & Upjohn, Inc.         4,900          264
Schering-Plough Corp.           14,800          733
Service Corp. International      2,200           21

                               Number         Value
                             of Shares       (000s)
                             ---------    ---------
Shared Medical Systems Corp.       300      $    11
St. Jude Medical, Inc.+            725           20
Tenet Healthcare Corp.+          2,800           54
United Healthcare Corp.          1,700           88
Warner-Lambert Co.               8,700          694
Watson Pharmaceuticals, Inc.+    1,000           32
Wellpoint Health Networks, Inc.+   700           41
                                            -------
                                             12,307
                                            -------
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B        200            5
Avon Products, Inc.              2,800           90
Clorox Co.                       2,400           98
Colgate-Palmolive Co.            6,000          363
Gillette Co.                    11,600          420
International Flavors &
  Fragrances, Inc.               1,100           42
Procter & Gamble Co.            13,300        1,395
Tupperware Corp.                   400            8
                                            -------
                                              2,421
                                            -------
--------------------------------------------------------------------------------
INSURANCE -- 0.9%
--------------------------------------------------------------------------------
Aetna, Inc.                      1,424           72
AFLAC, Inc.                      2,600          133
Allstate Corp.                   9,000          259
American General Corp.           2,510          186
American International Group,
 Inc.                           15,997        1,647
Aon Corp.                        2,625           93
Chubb Corp.                      2,100          115
CIGNA Corp.                      2,400          179
Cincinnati Financial Corp.       1,800           64
Conseco, Inc.                    2,520           61
Hartford Financial Services
  Group, Inc.                    3,000          155
Jefferson-Pilot Corp.            1,575          118
Lincoln National Corp.           2,200          101
Marsh & McLennan
  Companies, Inc.                3,000          237
MBIA, Inc.                         900           51
MGIC Investment Corp.            1,200           72
Progressive Corp.                  900           83
SAFECO Corp.                     1,100           30
St. Paul Companies, Inc.         2,450           78
Torchmark Corp.                  1,100           34
UnumProvident Corp.              2,349           77
                                            -------
                                              3,845
                                            -------

                               Number        Value
                              of Shares     (000s)
                              ---------    --------
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
CBS Corp.+                       6,800      $   332
Clear Channel
  Communications, Inc.+          3,000          241
Comcast Corp., Class A           7,400          312
Dow Jones & Co., Inc.            1,000           62
Gannett Co., Inc.                2,900          224
Harcourt General, Inc.             800           31
King World Productions, Inc.+      800           31
Knight-Ridder, Inc.                900           57
McGraw-Hill Companies, Inc.      2,000          119
Mediaone Group+                  5,800          412
Meredith Corp.                     200            7
New York Times Co., Class A      2,000           81
Time Warner, Inc.               12,000          836
Times Mirror Co., Series A       1,000           72
Tribune Co.                      2,600          156
Viacom, Inc., Class B+           6,600          295
                                            -------
                                              3,268
                                            -------
--------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 1.5%
--------------------------------------------------------------------------------
American Express Co.             4,900          755
Associates First Capital Corp.   6,942          253
Bear Stearns Companies, Inc.       840           36
Capital One Financial Corp.      2,100          111
Charles Schwab Corp.             7,450          290
Citigroup, Inc.                 34,111        1,846
Countrywide Credit Industries,
 Inc.                              800           27
Dun & Bradstreet Corp.           1,500           44
Fannie Mae                      10,700          757
Freddie Mac                      6,700          362
Franklin Resources, Inc.         2,500           88
Household International, Inc.    5,759          257
Lehman Brothers Holdings, Inc.   1,100           81
MBNA Corp.                       7,200          199
Merrill Lynch & Co., Inc.        3,800          298
Morgan Stanley Dean Witter
  Discover & Co.                 5,950          656
Paine Webber Group, Inc.         1,400           57
Providian Financial Corp.        1,550          169
SLM Holding Corp.                1,700           83
T. Rowe Price Associates, Inc.   1,200           43
                                            -------
                                              6,412
                                            -------

                               Number         Value
                              of Shares      (000s)
                              ---------     ---------
--------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.1%
--------------------------------------------------------------------------------
Alcan Aluminum, Ltd.             2,000      $    66
Alcoa, Inc.                      3,600          219
Asarco, Inc.                       200            6
Engelhard Corp.                  1,300           23
Freeport-McMoRan Copper &
  Gold, Inc., Class B            1,700           28
Inco Ltd.                        1,400           28
Phelps Dodge Corp.                 810           46
Reynolds Metals Co.                800           48
                                            -------
                                                464
                                            -------
--------------------------------------------------------------------------------
OIL - DOMESTIC -- 0.2%
--------------------------------------------------------------------------------
Amerada Hess Corp.               1,000           57
Ashland, Inc.                      800           26
Atlantic Richfield Co.           3,300          308
Conoco Inc., Class B             6,300          171
Kerr-McGee Corp.                   869           47
Phillips Petroleum Co.           2,400          112
Tosco Corp.                      1,500           38
Unocal Corp.                     2,200           76
USX-Marathon Group               2,600           76
                                            -------
                                                911
                                            -------
--------------------------------------------------------------------------------
OIL - INTERNATIONAL -- 1.1%
--------------------------------------------------------------------------------
Chevron Corp.                    6,800          621
Exxon Corp.                     24,700        1,829
Mobil Corp.                      7,900          762
Royal Dutch Petroleum Co. -
  Sponsored ADR                 21,500        1,289
Texaco, Inc.                     5,561          341
                                            -------
                                              4,842
                                            -------
--------------------------------------------------------------------------------
OPTICAL & PHOTO -- 0.1%
--------------------------------------------------------------------------------
Eastman Kodak Co.                3,300          227
Polaroid Corp.                     500           11
                                            -------
                                                238
                                            -------
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
Boise Cascade Corp.                300           11
Champion International Corp.       700           40
Fort James Corp.                 2,000           53
Georgia-Pacific Group            2,400           95
International Paper Co.          3,839          202

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                              of Shares     (000s)
                              ---------     ---------
Kimberly-Clark Corp.             5,360       $  338
Louisiana-Pacific Corp.            800           10
Mead Corp.                       1,000           36
Potlatch Corp.                     100            4
Temple Inland, Inc.                600           35
Westvaco Corp.                     700           21
Weyerhaeuser Co.                 1,700          101
Willamette Industries, Inc.        900           37
                                             ------
                                                983
                                             ------
--------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 1.4%
--------------------------------------------------------------------------------
AlliedSignal, Inc.               5,400          307
Avery Dennison Corp.             1,200           75
Briggs & Stratton Corp.            100            6
Case Corp.                         800           42
Caterpillar, Inc.                3,500          193
Cooper Industries, Inc.          1,300           56
Corning, Inc.                    2,100          165
Deere & Co.                      2,600           94
Dover Corp.                      1,800           77
FMC Corp.+                         400           16
Foster Wheeler Corp.               300            3
General Electric Co.            33,100        4,487
W.W. Grainger, Inc.              1,600           68
Illinois Tool Works, Inc.        2,500          183
Ingersoll-Rand Co.               1,450           76
ITT Industries, Inc.               900           31
Johnson Controls, Inc.             600           36
Milacron, Inc.                     100            2
Millipore Corp.                    200            6
NACCO Industries, Inc., Class A    100            5
Pall Corp.                       1,000           22
Parker-Hannifin Corp.              750           34
Snap-On, Inc.                      300            9
Springs Industries, Inc.           300           12
Tenneco, Inc.+                   1,400           22
The Timken Co.                     600           11
                                            -------
                                              6,038
                                            -------
--------------------------------------------------------------------------------
RAILROAD & SHIPPING -- 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe
 Corp.                           5,100          163
CSX Corp.                        2,200           90


                               Number          Value
                              of Shares       (000s)
                              ---------      ---------
Kansas City Southern
  Industries, Inc.               1,100        $  52
Norfolk Southern Corp.           3,600           88
Union Pacific Corp.              2,500          139
                                              -----
                                                532
                                              -----
--------------------------------------------------------------------------------
RETAIL -- 1.6%
--------------------------------------------------------------------------------
Albertson's, Inc.                3,838          139
AutoZone, Inc.+                  1,300           35
Bed, Bath & Beyond, Inc.+        1,400           47
Best Buy Co., Inc.+              2,100          117
Circuit City Stores, Inc.        1,600           68
Consolidated Stores Corp.+       1,100           20
Costco Wholesale Corp.+          2,300          185
CVS Corp.                        3,600          156
Dayton Hudson Corp.              4,400          284
Dillards, Inc., Class A            800           15
Dollar General Corp.             2,343           62
Federated Department
  Stores, Inc.+                  1,800           77
Gap, Inc.                        8,100          301
Great Atlantic & Pacific
  Tea Co., Inc.                    200            6
Home Depot, Inc.                14,900        1,125
IKON Office Solutions            1,000            7
J.C. Penney Co., Inc.            2,500           63
Kmart Corp.+                     4,700           47
Kohl's Corp.+                    1,600          120
Kroger Co.+                      7,800          162
Limited, Inc.                    2,397           99
Longs Drug Stores, Inc.            200            5
Lowe's Companies, Inc.           3,600          198
May Department Stores Co.        3,600          125
Nordstrom, Inc.                  1,600           40
Office Depot, Inc.+              3,700           46
Pep Boys-Manny, Moe, & Jack        300            4
Rite Aid Corp.                   2,600           23
Safeway, Inc.+                   4,900          173
Sears, Roebuck & Co.             3,700          104
Staples, Inc.+                   4,350           97
SUPERVALU, Inc.                    600           13
Tandy Corp.                      1,600          101
TJX Cos., Inc.                   3,000           81

                               Number          Value
                              of Shares       (000s)
                              ---------      --------
Toys 'R' Us, Inc.+               2,600       $   37
Wal-Mart Stores, Inc.           45,400        2,574
Walgreen Co.                     9,400          237
Winn-Dixie Stores, Inc.          1,200           32
                                             ------
                                              7,025
                                             ------
--------------------------------------------------------------------------------
STEEL -- 0.0%
--------------------------------------------------------------------------------
Allegheny Teledyne, Inc.         1,470           22
Bethlehem Steel Corp.+             800            6
Nucor Corp.                        600           31
USX-U.S. Steel Group, Inc.         500           13
Worthington Industries, Inc.       900           15
                                             ------
                                                 87
                                             ------
--------------------------------------------------------------------------------
TELEPHONE -- 2.4%
--------------------------------------------------------------------------------
Alltel Corp.                     2,800          233
AT&T Corp.                      32,049        1,498
Bell Atlantic Corp.             16,146        1,048
BellSouth Corp.                 20,000          900
CenturyTel, Inc.                 1,350           55
Global Crossing Ltd.+            7,570          262
GTE Corp.                        9,600          720
MCI WorldCom, Inc.+             18,180        1,560
Nextel Communications, Inc.,
  Class A+                       2,600          224
Nortel Networks Corp.           13,360          828
SBC Communications, Inc.        34,936        1,780
Sprint Corp. (FON Group)         8,600          639
Sprint Corp. (PCS Group)+        4,250          352
US WEST, Inc.                    4,758          291
                                            -------
                                             10,390
                                            -------
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
Loew's Corp.                     1,300           92
Nabisco Group Holdings Corp.     3,200           41
Philip Morris Companies, Inc.   24,300          612
UST, Inc.                        1,600           44
                                            -------
                                                789
                                            -------
--------------------------------------------------------------------------------
TRAVEL & RECREATION -- 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                    900           20
Carnival Corp.                   6,100          271
Harrah's Entertainment, Inc.+      900           26
Hilton Hotels Corp.              2,200           20

                               Number         Value
                              of Shares      (000s)
                              ---------      -------
Marriott International, Inc.,
  Class A                        2,600      $    88
Mirage Resorts, Inc.+            1,500           22
Walt Disney Co.+                20,919          552
                                            -------
                                                999
                                            -------
--------------------------------------------------------------------------------
TRUCKING & FREIGHT -- 0.0%
--------------------------------------------------------------------------------
PACCAR, Inc.                       800           38
Ryder Systems, Inc.                400            9
                                            -------
                                                 47
                                            -------
--------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS -- 0.7%
--------------------------------------------------------------------------------
AES Corp.+                       1,800          102
Ameren Corp.                     1,500           57
American Electric Power Co., Inc.1,900           66
Carolina Power & Light Co.       1,200           41
Central & South West Corp.       1,800           40
Cinergy Corp.                    1,300           37
CMS Energy Corp.                 1,000           37
Coastal Corp.                    2,200           93
Columbia Energy Group            1,200           78
Consolidated Edison, Inc.        2,100           80
Consolidated Natural Gas Co.     1,000           64
Dominion Resources, Inc.         1,600           77
DTE Energy Co.                   1,400           46
Duke Energy Corp.                3,826          216
Eastern Enterprises                100            5
Edison International             3,700          110
El Paso Energy Corp.             2,300           94
Enron Corp.                      6,800          272
Entergy Corp.                    2,100           63
First Energy Corp.               2,100           55
Florida Progress Corp.           1,000           46
FPL Group, Inc.                  1,900           96
GPU, Inc.                          900           31
New Century Energies, Inc.       1,000           33
NICOR, Inc.                        200            8
Northern States Power Co.        1,600           34
PacifiCorp.                      2,700           56
PECO Energy Co.                  1,900           73
Peoples Energy Corp.               100            4
PG&E Corp.                       4,200           96
Pinnacle West Capital Corp.        800           30
PP&L Resources, Inc.             1,400           38

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (concluded)
October 31, 1999

                               Number       Value
                             of Shares     (000s)
                             ---------  -----------
Public Service Enterprise
  Group, Inc.                    2,000     $     79
Reliant Energy, Inc.             2,549           69
Southern Co.                     6,600          175
Texas Utilities Co.              2,767          107
Unicom Corp.                     1,900           73
Williams Cos., Inc.              4,200          158
                                          ---------
                                              2,839
                                          ---------
Total Common Stock
  (Cost $61,128)                            112,369
                                          ---------
-------------------------------------------------------------------------------
 Investment Funds -- 68.8%
Schwab International
  Index Fund,
  Select Shares              4,745,564       85,230
Schwab S&P 500 Fund,
  Select Shares              2,893,868       61,437
Schwab Small-Cap Index
  Fund,
  Select Shares              4,898,022       85,422
Schwab Total Bond Market
  Index Fund                 6,461,129       62,285
                                          ---------
Total Investment Funds
  (Cost $259,385)                           294,374
                                          ---------
                               Number       Value
                             of Shares     (000s)
                             ---------  -----------
------------------------------------------------------------------------------
Short-Term Investments -- 4.8%
Morgan Guaranty London
  Time Deposit,
   4.750%*, 11/01/99         5,379,801      $ 5,380
Schwab Value Advantage Money
  Fund, Investor Shares
   5.256%*                  15,287,642       15,288
                                          ---------
Total Short-Term Investments
  (Cost $20,668)                             20,668
                                          ---------
Total Investments -- 99.9%
  (Cost $341,181)                           427,411
                                          ---------

OTHER ASSETS AND LIABILITIES, NET -- 0.1%
  Other assets                                  811
  Liabilities                                  (563)
                                          ---------
                                                248
                                          ---------
TOTAL Net Assets -- 100.0%                 $427,659
                                          =========


See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

                               Number        Value
                              of Shares     (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
Common Stock -- 18.7%
-------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.2%
Boeing Co.                       6,684       $  308
General Dynamics Corp.           1,000           55
Lockheed Martin Corp.            2,600           52
Northrop Grumman Corp.             500           27
Raytheon Co., Class B            2,300           67
Rockwell International Corp.     1,400           68
Textron, Inc.                    1,100           85
United Technologies Corp.        3,000          181
                                          ---------
                                                843
                                          ---------
-----------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.1%
AMR Corp.+                       1,600          102
Delta Air Lines, Inc.            1,400           76
FDX Corp.+                       2,560          110
Southwest Airlines Co.           3,525           59
U.S. Airways Group, Inc.+          700           20
                                          ---------
                                                367
                                          ---------
-----------------------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B          100            6
Anheuser-Busch Companies, Inc.   3,400          244
Brown-Forman Corp., Class B        500           34
Seagram Co. Ltd.                 2,800          138
                                          ---------
                                                422
                                          ---------
-----------------------------------------------------------------------------
APPAREL -- 0.0%
Liz Claiborne, Inc.                200            8
Nike, Inc., Class B              1,700           96
Reebok International Ltd.+         200            2
Russell Corp.                      100            2
VF Corp.                           600           18
                                           ---------
                                                126
                                           ---------
------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.3%
B.F. Goodrich Co.                  200            5
Cooper Tire & Rubber Co.           200            3
Cummins Engine Co., Inc.           300           15
Dana Corp.                         885           26
Danaher Corp.                      900           43
Delphi Automotive Systems Corp.  3,884           64
Eaton Corp.                        600           45
Fleetwood Enterprises, Inc.        100            2
Ford Motor Co.                   8,200          450
General Motors Corp.             4,700          330

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Genuine Parts Co.                1,150        $  30
Goodyear Tire & Rubber Co.       1,300           54
Navistar International Corp.+      200            8
TRW, Inc.                          900           39
                                          ---------
                                              1,114
                                          ---------
------------------------------------------------------------------------------
BANKS -- 1.3%
AmSouth Bancorp.                 2,600           67
Bank of America Corp.           11,980          771
Bank of New York Co., Inc.       5,200          218
Bank One Corp.                   7,857          295
BB&T Corp.                       2,000           73
Chase Manhattan Corp.            6,064          530
Comerica, Inc.                   1,000           59
Fifth Third Bancorp.             1,725          127
First Union Corp.                6,836          292
Firstar Corp.                    6,381          187
Fleet Boston Corp.               6,754          295
Golden West Financial Corp.        500           56
Huntington Bancshares, Inc.      1,452           43
J.P. Morgan & Co., Inc.          1,400          183
KeyCorp, Inc.                    3,200           89
Mellon Financial Corp.           3,400          126
National City Corp.              4,400          130
Northern Trust Corp.               800           77
PNC Bank Corp.                   2,100          125
Regions Financial Corp.          1,400           42
Republic New York Corp.          1,000           63
SouthTrust Corp.                 1,100           44
State Street Corp.               1,100           84
Summit Bancorp.                  1,200           42
SunTrust Banks, Inc.             2,200          161
Synovus Financial Corp.          1,200           26
U.S. Bancorp.                    5,280          196
Union Planters Corp.               900           40
Wachovia Corp.                   1,400          121
Washington Mutual, Inc.          3,816          137
Wells Fargo & Co.               11,120          532
                                          ---------
                                              5,231
                                          ---------
------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 2.4%
3Com Corp.+                      2,600           75
Adaptec, Inc.+                     700           31
Adobe Systems, Inc.                800           56
Apple Computer, Inc.+              500           40
Autodesk, Inc.                     100            2
BMC Software, Inc.+              1,400           90

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                             of Shares      (000s)
                             ---------   -----------
Cabletron Systems, Inc.+           700        $  12
Ceridian Corp.+                  1,428           31
Cisco Systems, Inc.+            21,150        1,565
Compaq Computer Corp.           11,664          222
Computer Associates
  International, Inc.            3,725          210
Compuware Corp.+                 2,400           67
Comverse Technology, Inc.+         500           57
Dell Computer Corp.+            17,800          714
Gateway, Inc.+                   2,000          132
Hewlett-Packard Co.              7,000          518
Honeywell, Inc.                    800           84
International Business
  Machines Corp.                12,300        1,210
Lexmark International Group, Inc.,
  Class A+                         900           70
Microsoft Corp.+                34,000        3,147
Network Appliance, Inc.+           500           37
Novell, Inc.+                    2,600           52
Oracle Systems Corp.+            9,750          464
Parametric Technology Corp.+     1,400           27
PeopleSoft, Inc.+                1,500           22
Pitney Bowes, Inc.               1,800           82
Seagate Technology, Inc.+        1,284           38
Silicon Graphics, Inc.+          1,054            8
Sun Microsystems, Inc.+          5,600          593
Unisys Corp.+                    1,900           46
Xerox Corp.                      4,600          129
                                          ---------
                                              9,831
                                          ---------
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.6%
Allied Waste Industries, Inc.+   1,300           14
America Online, Inc.+            7,300          947
Automatic Data Processing, Inc.  4,000          193
Cendant Corp.+                   4,915           81
Computer Sciences Corp.+         1,190           82
Deluxe Corp.                       500           14
Ecolab, Inc.                     1,000           34
Equifax, Inc.                      700           19
First Data Corp.                 2,600          119
H&R Block, Inc.                    600           26
Interpublic Group of
  Companies, Inc.                1,700           69
Laidlaw, Inc.                    2,000           12
National Service Industries,
  Inc.                             300           10
Omnicom Group, Inc.              1,000           88

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Paychex, Inc.                    1,650        $  65
R.R. Donnelley & Sons Co.          800           19
Tyco International Ltd.         10,700          427
Waste Management, Inc.           3,812           70
                                          ---------
                                              2,289
                                          ---------
-------------------------------------------------------------------------------
CHEMICAL -- 0.3%
Air Products & Chemicals, Inc.   2,200           60
Dow Chemical Co.                 1,500          177
E. I. du Pont de Nemours & Co.   7,784          502
Eastman Chemical Co.               600           23
Great Lakes Chemical Corp.         100            4
Hercules, Inc.                     700           17
Minnesota Mining &
  Manufacturing Co.              2,900          276
PPG Industries, Inc.             1,200           73
Praxair, Inc.                    1,000           47
Rohm & Haas Co.                  1,721           66
Sigma-Aldrich Corp.                400           11
Union Carbide Corp.                800           49
W.R. Grace & Co.+                  600            9
                                          ---------
                                              1,314
                                          ---------
-------------------------------------------------------------------------------
CONSTRUCTION -- 0.0%
Armstrong World Industries, Inc.   400           15
Centex Corp.                       400           11
Crane Co.                          225            5
Fluor Corp.                        200            8
Kaufman & Broad Home Corp.         100            2
Masco Corp.                      2,200           67
Owens Corning                      300            6
Pulte Corp.                        200            4
Sherwin-Williams Co.             1,100           25
The Stanley Works                  400           11
Vulcan Materials Co.               700           29
                                          ---------
                                                183
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.               300           13
Fortune Brands, Inc.             1,000           35
Leggett & Platt, Inc.            1,300           29
Maytag Corp.                       800           32
Newell Rubbermaid, Inc.          1,372           48
Whirlpool Corp.                    500           35
                                          ---------
                                                192
                                          ---------

                               Number      Value
                             of Shares     (000s)
                             ---------    --------
-------------------------------------------------------------------------------
CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A  200     $      5
Darden Restaurants, Inc.           400            8
Hasbro, Inc.                       675           14
Jostens, Inc.                      100            2
Mattel, Inc.                     1,625           22
McDonald's Corp.                 9,400          388
Tricon Global Restaurants,
  Inc.+                            830           33
Wendy's International, Inc.        500           12
                                          ---------
                                                484
                                          ---------
-------------------------------------------------------------------------------
CONTAINERS -- 0.0%
Ball Corp.                         100            4
Bemis Co., Inc.                    100            3
Crown Cork & Seal Co., Inc.        900           22
Owens-Illinois, Inc.+              600           14
Sealed Air Corp.+                  621           34
                                          ---------
                                                 77
                                          ---------
-------------------------------------------------------------------------------
ELECTRONICS -- 1.5%
ADC Telecommunications, Inc.+      900           43
Advanced Micro Devices, Inc.+      820           16
Analog Devices, Inc.+            1,200           64
Andrew Corp.+                      325            4
Applied Materials, Inc.+         2,200          198
Electronic Data Systems Corp.    3,300          193
EMC Corp.+                       7,231          528
Emerson Electric Co.             3,000          180
General Instrument Corp.+        1,300           70
Harris Corp.                       400            9
Intel Corp.                     22,400        1,735
KLA-Tencor Corp.+                  400           32
LSI Logic Corp.+                   600           32
Lucent Technologies, Inc.       19,805        1,272
Micron Technology, Inc.+         1,500          107
Motorola, Inc.                   4,000          390
National Semiconductor Corp.+    1,000           30
Niagara Mohawk Holdings, Inc.+     400            6
PE Corp-PE Biosystems Group        800           52
PerkinElmer, Inc.                  200            8
QUALCOMM, Inc.+                  1,100          245
Scientific-Atlanta, Inc.           200           11
Solectron Corp.+                 1,600          120
Tektronix, Inc.                    250            8

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Tellabs, Inc.+                   2,600       $  164
Texas Instruments, Inc.          5,600          503
Thermo Electron Corp.+             900           12
Thomas & Betts Corp.                81            4
                                          ---------
                                              6,036
                                          ---------
-------------------------------------------------------------------------------
ENERGY - RAW MATERIALS -- 0.1%
Anadarko Petroleum Corp.           800           25
Apache Corp.                       400           16
Baker Hughes, Inc.               2,250           63
Burlington Resources, Inc.         910           32
Constellation Energy Group         800           25
Halliburton Co.                  2,574           97
Helmerich & Payne, Inc.          1,000           24
McDermott International, Inc.      200            4
Occidental Petroleum Corp.       2,000           46
ONEOK, Inc.                        100            3
Rowan Companies, Inc.+             300            5
Schlumberger Ltd.                3,500          212
Sempra Energy                    1,600           33
Sunoco, Inc.                       200            5
Union Pacific Resources Group,
  Inc                            1,562           23
                                          ---------
                                                613
                                          ---------
-------------------------------------------------------------------------------
FOOD & AGRICULTURE -- 0.8%
Archer-Daniels Midland Co.       3,334           41
Bestfoods, Inc.                  1,900          112
Campbell Soup Co.                3,100          139
Coca-Cola Co.                   16,800          991
Coca-Cola Enterprises, Inc.      2,700           69
ConAgra, Inc.                    3,300           86
General Mills, Inc.              1,346          117
H.J. Heinz Co.                   2,500          119
Hershey Foods Corp.              1,000           50
Kellogg Co.                      2,300           92
Monsanto Co.                     4,000          154
PepsiCo, Inc.                   10,300          357
Quaker Oats Co.                  1,000           70
Ralston-Ralston Purina Group     2,100           66
Sara Lee Corp.                   6,400          173
SYSCO Corp.                      2,200           85
Unilever NV                      3,839          256
Wm. Wrigley Jr. Co.              1,000           80
                                          ---------
                                              3,057
                                          ---------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number      Value
                             of Shares     (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
GOLD -- 0.0%
Barrick Gold Corp.               2,000        $  37
Homestake Mining Co.               600            5
Newmont Mining Corp.               629           14
Placer Dome, Inc.                1,000           12
                                          ---------
                                                 68
                                          ---------
-------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 2.1%
Abbott Laboratories             10,200          412
Allergan, Inc.                     300           32
ALZA Corp.+                        300           13
American Home Products Corp.     9,200          481
Amgen, Inc.+                     3,600          287
Bausch & Lomb, Inc.                200           11
Baxter International, Inc.       1,900          123
Becton, Dickinson & Co.          1,800           46
Biomet, Inc.                       400           12
Boston Scientific Corp.+         2,074           42
Bristol-Myers Squibb Co.        13,400        1,029
C.R. Bard, Inc.                    200           11
Cardinal Health, Inc.            1,650           71
Columbia / HCA Healthcare Corp.  4,400          106
Eli Lilly & Co.                  7,400          510
Guidant Corp.                    2,000           99
HealthSouth Corp.+               2,776           16
Humana, Inc.+                      700            5
IMS Health, Inc.                 1,800           52
Johnson & Johnson                9,300          974
Mallinckrodt, Inc.                 400           14
Manor Care, Inc.+                  700           11
McKesson HBOC, Inc.              1,773           36
Medtronic, Inc.                  8,000          277
Merck & Co., Inc.               16,000        1,273
Pfizer, Inc.                    26,100        1,031
Pharmacia & Upjohn, Inc.         3,500          189
Schering-Plough Corp.            9,800          485
Service Corp. International      1,400           13
Shared Medical Systems Corp.       200            8
St. Jude Medical, Inc.+            430           12
Tenet Healthcare Corp.+          1,700           33
United Healthcare Corp.          1,300           67
Warner Lambert Co.               5,700          455
Watson Pharmaceuticals, Inc.+      600           19
Wellpoint Health Networks, Inc.+   500           29
                                          ---------
                                              8,284
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
Alberto-Culver Co., Class B        200     $      5
Avon Products, Inc.              1,800           58
Clorox Co.                       1,400           57
Colgate-Palmolive Co.            4,200          254
Gillette Co.                     7,800          282
International Flavors &
  Fragrances, Inc.                 800           31
Procter & Gamble Co.             9,200          965
Tupperware Corp.                   200            4
                                          ---------
                                              1,656
                                          ---------
------------------------------------------------------------------------------
INSURANCE -- 0.6%
Aetna, Inc.                      1,134           57
AFLAC, Inc.                      1,800           92
Allstate Corp.                   5,500          158
American General Corp.           1,710          127
American International Group,
  Inc.                          10,575        1,089
Aon Corp.                        1,725           61
Chubb Corp.                      1,100           60
CIGNA Corp.                      1,400          105
Cincinnati Financial Corp.       1,200           43
Conseco, Inc.                    1,671           41
Hartford Financial Services
  Group, Inc.                    1,600           83
Jefferson-Pilot Corp.              900           68
Lincoln National Corp.           1,800           83
Marsh & McLennan
  Companies, Inc.                1,800          142
MBIA, Inc.                         900           51
MGIC Investment Corp.              800           48
Progressive Corp.                  600           56
SAFECO Corp.                       800           22
St. Paul Companies, Inc.         1,424           46
Torchmark Corp.                    800           25
UnumProvident Corp.              1,657           55
                                          ---------
                                              2,512
                                          ---------
-------------------------------------------------------------------------------
MEDIA -- 0.6%
CBS Corp.+                       4,900          239
Clear Channel
  Communications, Inc.+          1,800          145
Comcast Corp., Class A           4,800          202
Dow Jones & Co., Inc.              700           43
Gannett Co., Inc.                1,900          147
Harcourt General, Inc.             500           19

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
King World Productions, Inc.+      600     $     23
Knight-Ridder, Inc.                600           38
McGraw-Hill Companies, Inc.      1,400           83
Mediaone Group+                  4,000          284
Meredith Corp.                     200            7
New York Times Co., Class A      1,400           56
Time Warner, Inc.                8,000          557
Times Mirror Co., Series A         700           50
Tribune Co.                      1,800          108
Viacom, Inc., Class B+           5,000          224
                                          ---------
                                              2,225
                                          ---------
-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 1.1%
American Express Co.             3,300          508
Associates First Capital Corp.   4,698          171
Bear Stearns Companies, Inc.     1,050           45
Capital One Financial Corp.      1,200           64
Charles Schwab Corp.             5,850          228
Citigroup, Inc.                 23,494        1,272
Countrywide Credit Industries,
  Inc.                             500           17
Dun & Bradstreet Corp.           1,000           29
Fannie Mae                       7,100          502
Franklin Resources, Inc.         1,700           59
Freddie Mac                      4,700          254
Household International, Inc.    3,233          144
Lehman Brothers Holdings, Inc.     700           52
MBNA Corp.                       5,212          144
Merrill Lynch & Co., Inc.        2,400          188
Morgan Stanley Dean Witter
  Discover & Co.                 3,955          436
Paine Webber Group, Inc.         1,000           41
Providian Financial Corp.          750           82
SLM Holding Corp.                1,200           59
T. Rowe Price Associates, Inc.     800           28
                                          ---------
                                              4,323
                                          ---------
------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.1%
Alcan Aluminum Ltd.              1,300           43
Alcoa, Inc.                      3,000          182
Asarco, Inc.                       100            3
Engelhard Corp.                    600           11
Freeport-McMoRan Copper &
  Gold, Inc., Class B            1,100           18

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Inco Ltd.                          900        $  18
Phelps Dodge Corp.                 540           30
Reynolds Metals Co.                500           30
                                          ---------
                                                335
                                          ---------
------------------------------------------------------------------------------
OIL - DOMESTIC -- 0.2%
Amerada Hess Corp.                 700           40
Ashland, Inc.                      500           16
Atlantic Richfield Co.           2,300          214
Conoco Inc., Class B             4,200          114
Kerr-McGee Corp.                   621           33
Phillips Petroleum Co.           1,500           70
Tosco Corp.                      1,000           25
Unocal Corp.                     1,400           48
USX-Marathon Group               1,600           47
                                          ---------
                                                607
                                          ---------
------------------------------------------------------------------------------
OIL - INTERNATIONAL -- 0.8%
Chevron Corp.                    4,600          420
Exxon Corp.                     16,400        1,215
Mobil Corp.                      5,500          531
Royal Dutch Petroleum Co. -
  Sponsored ADR                 14,300          857
Texaco, Inc.                     3,730          229
                                          ---------
                                              3,252
                                          ---------
-------------------------------------------------------------------------------
OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                2,200          152
Polaroid Corp.                     300            7
                                          ---------
                                                159
                                          ---------
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
Boise Cascade Corp.                100            4
Champion International Corp.       500           29
Fort James Corp.                 1,500           39
Georgia-Pacific Group            1,800           71
International Paper Co.          2,542          134
Kimberly-Clark Corp.             3,480          220
Louisiana-Pacific Corp.            400            5
Mead Corp.                         600           22
Potlatch Corp.                     100            4
Temple Inland, Inc.                400           23
Westvaco Corp.                     400           12

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Weyerhaeuser Co.                 1,000        $  60
Willamette Industries, Inc.        400           17
                                          ---------
                                                640
                                          ---------
-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 1.0%
AlliedSignal, Inc.               3,900          222
Avery Dennison Corp.               600           37
Briggs & Stratton Corp.            100            6
Case Corp.                         500           26
Caterpillar, Inc.                2,500          138
Cooper Industries, Inc.            900           39
Corning, Inc.                    1,200           94
Deere & Co.                      1,700           62
Dover Corp.                      1,600           68
FMC Corp.+                         400           16
Foster Wheeler Corp.               100            1
General Electric Co.            22,200        3,009
Illinois Tool Works, Inc.        1,700          125
Ingersoll-Rand Co.                 900           47
ITT Industries, Inc.               400           14
Johnson Controls, Inc.             500           30
Milacron, Inc.                     100            2
Millipore Corp.                    200            6
NACCO Industries, Inc., Class A    100            5
Pall Corp.                         500           11
Parker-Hannifin Corp.              600           27
Snap-On, Inc.                      150            5
Springs Industries, Inc.           200            8
Tenneco, Inc.+                   1,000           16
The Timken Co.                     200            4
W.W. Grainger, Inc.              1,000           42
                                          ---------
                                              4,060
                                          ---------
--------------------------------------------------------------------------------
RAILROAD & SHIPPING -- 0.1%
Burlington Northern
  Santa Fe Corp.                 3,200          102
CSX Corp.                        1,500           61
Kansas City Southern
  Industries, Inc.                 800           38
Norfolk Southern Corp.           2,300           56
Union Pacific Corp.              1,700           95
                                          ---------
                                                352
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
RETAIL -- 1.2%
Albertson's, Inc.                2,971       $  108
AutoZone, Inc.+                    600           16
Bed, Bath & Beyond, Inc.+          900           30
Best Buy Co., Inc.+              1,400           78
Circuit City Stores, Inc.          800           34
Consolidated Stores Corp.+         700           13
Costco Wholesale Corp.+          1,700          137
CVS Corp.                        2,400          104
Dayton Hudson Corp.              3,200          207
Dillards, Inc., Class A            400            8
Dollar General Corp.             1,562           41
Federated Department
  Stores, Inc.+                  1,100           47
Gap, Inc.                        5,962          221
Great Atlantic & Pacific
  Tea Co., Inc.                    100            3
Home Depot, Inc.                10,200          770
IKON Office Solutions              500            3
J.C. Penney Co., Inc.            1,700           43
Kmart Corp.+                     2,600           26
Kohl's Corp.+                    1,100           82
Kroger Co.+                      5,800          121
Limited, Inc.                    1,544           63
Longs Drug Stores, Inc.            200            5
Lowe's Companies, Inc.           2,200          121
May Department Stores Co.        2,400           83
Nordstrom, Inc.                  1,200           30
Office Depot, Inc.+              2,500           31
Pep Boys-Manny, Moe, & Jack        200            3
Rite Aid Corp.                   1,800           16
Safeway, Inc.+                   3,300          117
Sears, Roebuck & Co.             2,700           76
Staples, Inc.+                   2,850           63
SUPERVALU, Inc.                    600           13
Tandy Corp.                      1,200           76
TJX Companies, Inc.              1,600           43
Toys 'R' Us, Inc.+               1,800           25
Wal-Mart Stores, Inc.           30,400        1,723
Walgreen Co.                     6,600          166
Winn-Dixie Stores, Inc.          1,200           32
                                          ---------
                                              4,778
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
STEEL -- 0.0%
Allegheny Teledyne, Inc.           985        $  15
Bethlehem Steel Corp.+             300            2
Nucor Corp.                        500           26
USX-U.S. Steel Group, Inc.         500           13
Worthington Industries, Inc.       300            5
                                          ---------
                                                 61
                                          ---------
-------------------------------------------------------------------------------
TELEPHONE -- 1.7%
Alltel Corp.                     1,800          150
AT&T Corp.                      21,471        1,004
Bell Atlantic Corp.             10,872          706
BellSouth Corp.                 13,200          594
CenturyTel, Inc.                   900           36
Global Crossing, Ltd.+           5,150          178
GTE Corp.                        6,400          480
MCI WorldCom, Inc.+             12,546        1,077
Nextel Communications, Inc.,
  Class A+                       1,800          155
Nortel Networks Corp.            8,920          552
SBC Communications, Inc.        23,188        1,181
Sprint Corp. (FON Group)         5,800          431
Sprint Corp. (PCS Group)+        2,850          236
US WEST, Inc.                    3,309          202
                                          ---------
                                              6,982
                                          ---------
-------------------------------------------------------------------------------
TOBACCO -- 0.1%
Loew's Corp.                     1,000           71
Philip Morris Companies, Inc.   16,100          406
Nabisco Group Holdings Corp.     2,200           28
UST, Inc.                        1,100           30
                                          ---------
                                                535
                                          ---------
-------------------------------------------------------------------------------
TRAVEL & RECREATION -- 0.2%
Brunswick Corp.                    600           14
Carnival Corp.                   4,100          182
Harrah's Entertainment, Inc.+      400           12
Hilton Hotels Corp.              1,500           14
Marriott International, Inc.,
  Class A                        2,000           67
Mirage Resorts, Inc.+              800           12
Walt Disney Co.+                14,217          375
                                          ---------
                                                676
                                          ---------

                               Number        Value
                             of Shares      (000s)
                           -----------   ---------
-------------------------------------------------------------------------------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                       600        $  28
Ryder Systems, Inc.                200            4
                                          ---------
                                                 32
                                          ---------
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS -- 0.5%
AES Corp.+                       1,200           68
Ameren Corp.                       600           23
American Electric Power Co.,
  Inc.                           1,300           45
Carolina Power & Light Co.         900           31
Central & South West Corp.       1,300           29
Cinergy Corp.                    1,000           28
CMS Energy Corp.                   700           26
Coastal Corp.                    1,600           67
Columbia Energy Group              550           36
Consolidated Edison, Inc.        1,300           50
Consolidated Natural Gas Co.       700           45
Dominion Resources, Inc.         1,000           48
DTE Energy Co.                     600           20
Duke Energy Corp.                2,426          137
Eastern Enterprises                100            5
Edison International             2,200           65
El Paso Energy Corp.             1,500           62
Enron Corp.                      4,800          192
Entergy Corp.                    1,500           45
First Energy Corp.               1,200           31
Florida Progress Corp.             700           32
FPL Group, Inc.                  1,300           65
GPU, Inc.                          500           17
New Century Energies, Inc.         700           23
NICOR, Inc.                        100            4
Northern States Power Co.        1,000           22
PacifiCorp.                      1,800           37
PECO Energy Co.                  1,400           53
Peoples Energy Corp.               100            4
PG&E Corp.                       2,400           55
Pinnacle West Capital Corp.        600           22
PP&L Resources, Inc.               700           19
Public Service Enterprise
  Group, Inc.                    1,300           51

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (concluded)
October 31, 1999

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Reliant Energy, Inc.             1,724        $  47
Southern Co.                     4,700          125
Texas Utilities Co.              1,922           74
Unicom Corp.                     1,300           50
Williams Cos., Inc.              2,800          105
                                          ---------
                                              1,858
                                          ---------
Total Common Stock
  (Cost $41,668)                             75,574
                                          ---------
------------------------------------------------------------------------------
Investment Funds -- 76.4%
Schwab International Index
  Fund,
  Select Shares              3,376,419       60,641
Schwab S&P 500 Fund,
  Select Shares              2,254,453       47,862
Schwab Small-Cap Index
  Fund,
  Select Shares              3,493,808       60,932
Schwab Total Bond Market
  Index Fund                14,363,634      138,465
                                          ---------
Total Investment Funds
  (Cost $283,863)                           307,900
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
------------------------------------------------------------------------------
Short-Term Investments -- 4.9%
Republic National Bank
  Time Deposit,
   4.750%*, 11/01/99         4,863,348      $ 4,863
Schwab Value Advantage
  Money
  Fund, Investor Shares
   5.256%*                  14,862,403       14,862
                                          ---------
Total Short-Term Investments
  (Cost $19,725)                             19,725
                                          ---------
Total Investments -- 100.0%
  (Cost $345,256)                           403,199
                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                  760
  Liabilities                                  (688)
                                          ---------
                                                 72
                                          ---------
TOTAL Net Assets -- 100.0%                 $403,271
                                          =========



See accompanying Notes to Schedules of Investments and Notes to Financial
  Statements.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
COMMON STOCK -- 10.7%
-------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.1%
Boeing Co.                       1,546        $  71
General Dynamics Corp.             200           11
Lockheed Martin Corp.              600           12
Northrop Grumman Corp.             100            5
Raytheon Co., Class B              500           15
Rockwell International Corp.       300           15
Textron, Inc.                      300           23
United Technologies Corp.          800           48
                                          ---------
                                                200
                                          ---------
-------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.0%
AMR Corp.+                         300           19
Delta Air Lines, Inc.              200           11
FDX Corp.+                         560           24
Southwest Airlines Co.           1,012           17
U.S. Airways Group, Inc.+          200            6
                                          ---------
                                                 77
                                          ---------
-------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.0%
Adolph Coors Co., Class B          100            6
Anheuser-Busch Companies, Inc.     700           50
Brown-Forman Corp., Class B        100            7
Seagram Co. Ltd.                   500           25
                                          ---------
                                                 88
                                          ---------
-------------------------------------------------------------------------------
APPAREL -- 0.0%
Liz Claiborne, Inc.                100            4
Nike, Inc., Class B                400           23
Reebok International Ltd.+         100            1
Russell Corp.                      100            2
VF Corp.                           200            6
                                          ---------
                                                 36
                                          ---------
-------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.2%
B.F. Goodrich Co.                  100            2
Cooper Tire & Rubber Co.           100            2
Cummins Engine Co., Inc.           100            5
Dana Corp.                         292            9
Danaher Corp.                      200           10
Delphi Automotive Systems Corp.    868           14
Eaton Corp.                        200           15
Fleetwood Enterprises, Inc.        100            2

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Ford Motor Co.                   1,900       $  104
General Motors Corp.             1,100           77
Genuine Parts Co.                  250            7
Goodyear Tire & Rubber Co.         300           12
Navistar International Corp.+      100            4
TRW, Inc.                          200            9
                                          ---------
                                                272
                                          ---------
-------------------------------------------------------------------------------
BANKS -- 0.7%
AmSouth Bancorp.                   600           15
Bank of America Corp.            2,711          175
Bank of New York Co., Inc.       1,200           50
Bank One Corp.                   1,946           73
BB&T Corp.                         400           15
Chase Manhattan Corp.            1,416          124
Comerica, Inc.                     300           18
Fifth Third Bancorp.               375           28
First Union Corp.                1,500           64
Firstar Corp.                    1,618           48
Fleet Boston Corp.               1,451           63
Golden West Financial Corp.        100           11
Huntington Bancshares, Inc.        385           11
J.P. Morgan & Co., Inc.            300           39
KeyCorp, Inc.                      700           20
Mellon Financial Corp.             800           30
National City Corp.              1,000           29
Northern Trust Corp.               200           19
PNC Bank Corp.                     500           30
Regions Financial Corp.            300            9
Republic New York Corp.            200           13
SouthTrust Corp.                   300           12
State Street Corp.                 300           23
Summit Bancorp.                    300           10
SunTrust Banks, Inc.               400           29
Synovus Financial Corp.            300            6
U.S. Bancorp.                    1,089           40
Union Planters Corp.               200            9
Wachovia Corp.                     300           26
Washington Mutual, Inc.            921           33
Wells Fargo & Co.                2,560          123
                                          ---------
                                              1,195
                                          ---------
--------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 1.4%
3Com Corp.+                        600           17
Adaptec, Inc.+                     200            9

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Adobe Systems, Inc.                200        $  14
Apple Computer, Inc.+              200           16
Autodesk, Inc.                     100            2
BMC Software, Inc.+                300           19
Cabletron Systems, Inc.+           400            7
Ceridian Corp.+                    314            7
Cisco Systems, Inc.+             4,950          366
Compaq Computer Corp.            2,693           51
Computer Associates
  International, Inc.              850           48
Compuware Corp.+                   600           17
Comverse Technology, Inc.+         100           11
Dell Computer Corp.+             4,000          160
Gateway, Inc.+                     400           26
Hewlett-Packard Co.              1,600          118
Honeywell, Inc.                    200           21
International Business Machines
  Corp.                          3,000          295
Lexmark International Group,
  Inc.,
  Class A+                         200           16
Microsoft Corp.+                 8,100          750
Network Appliance, Inc.+           100            7
Novell, Inc.+                      600           12
Oracle Systems Corp.+            2,250          107
Parametric Technology Corp.+       400            8
PeopleSoft, Inc.+                  400            6
Pitney Bowes, Inc.                 400           18
Seagate Technology, Inc.+          276            8
Silicon Graphics, Inc.+            122            1
Sun Microsystems, Inc.+          1,200          127
Unisys Corp.+                      400           10
Xerox Corp.                      1,000           28
                                          ---------
                                              2,302
                                          ---------
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.3%
Allied Waste Industries, Inc.+     300            3
America Online, Inc.+            1,700          220
Automatic Data Processing, Inc.  1,000           48
Cendant Corp.+                   1,159           19
Computer Sciences Corp.+           258           18
Deluxe Corp.                       100            3
Ecolab, Inc.                       200            7
Equifax, Inc.                      200            5
First Data Corp.                   600           27
H&R Block, Inc.                    200            9

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Interpublic Group of
  Companies, Inc.                  500        $  20
Laidlaw, Inc.                      500            3
National Service Industries, Inc.  100            3
Omnicom Group, Inc.                200           18
Paychex, Inc.                      450           18
R.R. Donnelley & Sons Co.          200            5
Tyco International Ltd.          2,544          102
Waste Management, Inc.             907           17
                                          ---------
                                                545
                                          ---------
------------------------------------------------------------------------------
CHEMICAL -- 0.2%
Air Products & Chemicals, Inc.     400           11
Dow Chemical Co.                   400           47
E. I. du Pont de Nemours & Co.   1,825          118
Eastman Chemical Co.               200            8
Great Lakes Chemical Corp.         100            4
Hercules, Inc.                     100            2
Minnesota Mining &
  Manufacturing Co.                700           67
PPG Industries, Inc.               300           18
Praxair, Inc.                      200            9
Rohm & Haas Co.                    373           14
Sigma-Aldrich Corp.                100            3
Union Carbide Corp.                300           18
W.R. Grace & Co.+                  100            1
                                          ---------
                                                320
                                          ---------
------------------------------------------------------------------------------
CONSTRUCTION -- 0.0%
Armstrong World Industries, Inc.   100            4
Centex Corp.                       200            5
Crane Co.                          150            3
Fluor Corp.                        100            4
Kaufman & Broad Home Corp.         100            2
Masco Corp.                        600           18
Owens Corning                      100            2
Pulte Corp.                        200            4
Sherwin-Williams Co.               200            4
The Stanley Works                  100            3
Vulcan Materials Co.               200            8
                                          ---------
                                                 57
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.               100            4
Fortune Brands, Inc.               200            7

                               Number        Value
                             of Shares        (000s)
                             ---------  -----------
Leggett & Platt, Inc.              300         $  7
Maytag Corp.                       100            4
Newell Rubbermaid, Inc.            536           19
Whirlpool Corp.                    100            7
                                          ---------
                                                 48
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A  100            3
Darden Restaurants, Inc.           400            8
Hasbro, Inc.                       225            5
Jostens, Inc.                      100            2
Mattel, Inc.                       450            6
McDonald's Corp.                 2,200           91
Tricon Global Restaurants, Inc.+   240           10
Wendy's International, Inc.        300            7
                                          ---------
                                                132
                                          ---------
------------------------------------------------------------------------------
CONTAINERS -- 0.0%
Ball Corp.                         100            4
Bemis Co., Inc.                    100            3
Crown Cork & Seal Co., Inc.        200            5
Owens-Illinois, Inc.+              300            7
Sealed Air Corp.+                  153            8
                                          ---------
                                                 27
                                          ---------
------------------------------------------------------------------------------
ELECTRONICS -- 0.9%
ADC Telecommunications, Inc.+      200           10
Advanced Micro Devices, Inc.+      180            4
Analog Devices, Inc.+              300           16
Andrew Corp.+                      100            1
Applied Materials, Inc.+           500           45
Electronic Data Systems Corp.      800           47
EMC Corp.+                       1,725          126
Emerson Electric Co.               700           42
General Instrument Corp.+          200           11
Harris Corp.                       100            2
Intel Corp.                      5,400          418
KLA-Tencor Corp.+                  100            8
LSI Logic Corp.+                   100            5
Lucent Technologies, Inc.        4,719          303
Micron Technology, Inc.+           400           29
Motorola, Inc.                     900           88
National Semiconductor Corp.+      200            6
Niagara Mohawk Holdings, Inc.+     100            2
PE Corp-PE Biosystems Group        200           13

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
PerkinElmer, Inc.                  100       $    4
QUALCOMM, Inc.+                    300           67
Scientific-Atlanta, Inc.           100            6
Solectron Corp.+                   400           30
Tektronix, Inc.                     50            2
Tellabs, Inc.+                     600           38
Texas Instruments, Inc.          1,200          108
Thermo Electron Corp.+             300            4
Thomas & Betts Corp.                63            3
                                          ---------
                                              1,438
                                          ---------
-------------------------------------------------------------------------------
ENERGY - RAW MATERIALS -- 0.1%
Anadarko Petroleum Corp.           200            6
Apache Corp.                       100            4
Baker Hughes, Inc.                 670           19
Burlington Resources, Inc.         300           10
Constellation Energy Group         200            6
Halliburton Co.                    714           27
Helmerich & Payne, Inc.            200            5
McDermott International, Inc.      100            2
Occidental Petroleum Corp.         500           11
ONEOK, Inc.                        100            3
Rowan Companies, Inc.+             100            2
Schlumberger Ltd.                  800           48
Sempra Energy                      350            7
Sunoco, Inc.                       100            2
Union Pacific Resources Group,
  Inc.                             369            5
                                          ---------
                                                157
                                          ---------
-------------------------------------------------------------------------------
FOOD & AGRICULTURE -- 0.4%
Archer-Daniels Midland Co.         920           11
Bestfoods, Inc.                    400           23
Campbell Soup Co.                  700           31
Coca-Cola Co.                    3,900          230
Coca-Cola Enterprises, Inc.        600           15
ConAgra, Inc.                      700           18
General Mills, Inc.                216           19
H.J. Heinz Co.                     600           29
Hershey Foods Corp.                200           10
Kellogg Co.                        700           28
Monsanto Co.                       900           35
PepsiCo, Inc.                    2,300           80
Quaker Oats Co.                    200           14
Ralston-Ralston Purina Group       600           19
Sara Lee Corp.                   1,400           38

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
SYSCO Corp.                        500         $ 19
Unilever NV                        892           59
Wm. Wrigley Jr. Co.                200           16
                                          ---------
                                                694
                                          ---------
-------------------------------------------------------------------------------
GOLD -- 0.0%
Barrick Gold Corp.                 600           11
Homestake Mining Co.               100            1
Newmont Mining Corp.               443           10
Placer Dome, Inc.                  600            7
                                          ---------
                                                 29
                                          ---------
-------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 1.2%
Abbott Laboratories              2,400           97
Allergan, Inc.                     100           11
ALZA Corp.+                        100            4
American Home Products Corp.     2,100          110
Amgen, Inc.+                       800           64
Bausch & Lomb, Inc.                100            5
Baxter International, Inc.         400           26
Becton, Dickinson & Co.            500           13
Biomet, Inc.                       300            9
Boston Scientific Corp.+           534           11
Bristol-Myers Squibb Co.         3,200          246
C.R. Bard, Inc.                    100            5
Cardinal Health, Inc.              400           17
Columbia / HCA Healthcare Corp.  1,000           24
Eli Lilly & Co.                  1,700          117
Guidant Corp.                      400           20
HealthSouth Corp.+                 700            4
Humana, Inc.+                      300            2
IMS Health, Inc.                   400           12
Johnson & Johnson                2,100          220
Mallinckrodt, Inc.                 100            3
Manor Care, Inc.+                  200            3
McKesson HBOC, Inc.                422            8
Medtronic, Inc.                  1,800           62
Merck & Co., Inc.                3,800          302
Pfizer, Inc.                     6,300          249
Pharmacia & Upjohn, Inc.           800           43
Schering-Plough Corp.            2,400          119
Service Corp. International        400            4
Shared Medical Systems Corp.       100            4
St. Jude Medical, Inc.+            100            3
Tenet Healthcare Corp.+            500           10
United Healthcare Corp.            300           16

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Warner Lambert Co.               1,300       $  104
Watson Pharmaceuticals, Inc.+      200            6
Wellpoint Health Networks, Inc.+   100            6
                                          ---------
                                              1,959
                                          ---------
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.2%
Alberto-Culver Co., Class B        100            2
Avon Products, Inc.                400           13
Clorox Co.                         400           16
Colgate-Palmolive Co.            1,000           60
Gillette Co.                     1,800           65
International Flavors &
  Fragrances, Inc.                 200            8
Procter & Gamble Co.             2,100          220
Tupperware Corp.                   100            2
                                          ---------
                                                386
                                          ---------
-------------------------------------------------------------------------------
INSURANCE -- 0.4%
Aetna, Inc.                        222           11
AFLAC, Inc.                        400           20
Allstate Corp.                   1,400           40
American General Corp.             400           30
American International Group,
  Inc.                           2,511          258
Aon Corp.                          375           13
Chubb Corp.                        300           16
CIGNA Corp.                        300           22
Cincinnati Financial Corp.         300           11
Conseco, Inc.                      515           13
Hartford Financial Services
  Group, Inc.                      400           21
Jefferson-Pilot Corp.              150           11
Lincoln National Corp.             400           18
Marsh & McLennan
  Companies, Inc.                  450           36
MBIA, Inc.                         200           11
MGIC Investment Corp.              200           12
Progressive Corp.                  100            9
SAFECO Corp.                       200            5
St. Paul Companies, Inc.           456           15
Torchmark Corp.                    200            6
UnumProvident Corp.                346           11
                                          ---------
                                                589
                                          ---------
--------------------------------------------------------------------------------
MEDIA -- 0.3%
CBS Corp.+                       1,100           54
Clear Channel
  Communications, Inc.+            500           40

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Comcast Corp., Class A           1,000      $    42
Dow Jones & Co., Inc.              100            6
Gannett Co., Inc.                  400           31
Harcourt General, Inc.             100            4
King World Productions, Inc.+      200            8
Knight-Ridder, Inc.                200           13
McGraw-Hill Companies, Inc.        400           24
Mediaone Group+                    900           64
Meredith Corp.                     100            4
New York Times Co., Class A        400           16
Time Warner, Inc.                2,000          139
Times Mirror Co., Series A         200           14
Tribune Co.                        400           24
Viacom, Inc., Class B+           1,200           54
                                          ---------
                                                537
                                          ---------
------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 0.6%
American Express Co.               700          108
Associates First Capital Corp.   1,090           40
Bear Stearns Companies, Inc.       210            9
Capital One Financial Corp.        300           16
Charles Schwab Corp.             1,200           47
Citigroup, Inc.                  5,383          291
Countrywide Credit Industries,
  Inc.                             200            7
Dun & Bradstreet Corp.             300            9
Fannie Mae                       1,700          120
Franklin Resources, Inc.           400           14
Freddie Mac                      1,100           59
Household International, Inc.      906           40
Lehman Brothers Holdings, Inc.     200           15
MBNA Corp.                       1,105           31
Merrill Lynch & Co., Inc.          500           39
Morgan Stanley Dean Witter
  Discover & Co.                   965          106
Paine Webber Group, Inc.           200            8
Providian Financial Corp.          300           33
SLM Holding Corp.                  300           15
T. Rowe Price Associates, Inc.     200            7
                                          ---------
                                              1,014
                                          ---------
-------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.0%
Alcan Aluminum Ltd.                300           10
Alcoa, Inc.                        600           36
Asarco, Inc.                       100            3

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Engelhard Corp.                    100        $   2
Freeport-McMoRan Copper &
  Gold, Inc., Class B              600           10
Inco Ltd.                          300            6
Phelps Dodge Corp.                 135            8
Reynolds Metals Co.                100            6
                                          ---------
                                                 81
                                          ---------
-------------------------------------------------------------------------------
OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                 100            6
Ashland, Inc.                      100            3
Atlantic Richfield Co.             500           47
Conoco Inc., Class B             1,000           27
Kerr-McGee Corp.                   136            7
Phillips Petroleum Co.             400           19
Tosco Corp.                        200            5
Unocal Corp.                       400           14
USX-Marathon Group                 400           12
                                          ---------
                                                140
                                          ---------
-------------------------------------------------------------------------------
OIL - INTERNATIONAL -- 0.5%
Chevron Corp.                    1,000           91
Exxon Corp.                      3,900          289
Mobil Corp.                      1,200          116
Royal Dutch Petroleum Co. -
  Sponsored ADR                  3,400          204
Texaco, Inc.                       900           55
                                          ---------
                                                755
                                          ---------
-------------------------------------------------------------------------------
OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                  500           34
Polaroid Corp.                     100            2
                                          ---------
                                                 36
                                          ---------
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
Boise Cascade Corp.                100            4
Champion International Corp.       100            6
Fort James Corp.                   300            8
Georgia-Pacific Group              400           16
International Paper Co.            648           34
Kimberly-Clark Corp.               856           54
Louisiana-Pacific Corp.            100            1
Mead Corp.                         100            4
Potlatch Corp.                     100            4

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
Temple Inland, Inc.                100         $  6
Westvaco Corp.                     100            3
Weyerhaeuser Co.                   300           18
Willamette Industries, Inc.        200            8
                                          ---------
                                                166
                                          ---------
-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 0.6%
AlliedSignal, Inc.                 900           51
Avery Dennison Corp.               200           13
Briggs & Stratton Corp.            100            6
Case Corp.                         100            5
Caterpillar, Inc.                  600           33
Cooper Industries, Inc.            200            9
Corning, Inc.                      300           24
Deere & Co.                        400           15
Dover Corp.                        300           13
FMC Corp.+                         100            4
Foster Wheeler Corp.               100            1
General Electric Co.             5,200          705
Illinois Tool Works, Inc.          400           29
Ingersoll-Rand Co.                 350           18
ITT Industries, Inc.               200            7
Johnson Controls, Inc.             100            6
Milacron, Inc.                     300            5
Millipore Corp.                    100            3
NACCO Industries, Inc., Class A    100            5
Pall Corp.                         100            2
Parker-Hannifin Corp.              150            7
Snap-On, Inc.                      100            3
Springs Industries, Inc.           100            4
Tenneco, Inc.+                     300            5
The Timken Co.                     100            2
W.W. Grainger, Inc.                200            8
                                          ---------
                                                983
                                          ---------
-----------------------------------------------------------------------------
RAILROAD & SHIPPING -- 0.1%
Burlington Northern
  Santa Fe Corp.                   900           29
CSX Corp.                          300           12
Kansas City Southern
  Industries, Inc.                 200            9
Norfolk Southern Corp.             600           15
Union Pacific Corp.                400           22
                                          ---------
                                                 87
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
--------------------------------------------------------------------------------
RETAIL -- 0.7%
Albertson's, Inc.                  652         $ 24
AutoZone, Inc.+                    200            5
Bed, Bath & Beyond, Inc.+          200            7
Best Buy Co., Inc.+                300           17
Circuit City Stores, Inc.          200            9
Consolidated Stores Corp.+         200            4
Costco Wholesale Corp.+            300           24
CVS Corp.                          600           26
Dayton Hudson Corp.                800           52
Dillards, Inc., Class A            300            6
Dollar General Corp.               312            8
Federated Department
  Stores, Inc.+                    400           17
Gap, Inc.                        1,462           54
Great Atlantic & Pacific
  Tea Co., Inc.                    100            3
Home Depot, Inc.                 2,500          189
IKON Office Solutions              200            1
J.C. Penney Co., Inc.              400           10
Kmart Corp.+                       700            7
Kohl's Corp.+                      300           22
Kroger Co.+                      1,400           29
Limited, Inc.                      409           17
Longs Drug Stores, Inc.            100            3
Lowe's Companies, Inc.             600           33
May Department Stores Co.          600           21
Nordstrom, Inc.                    400           10
Office Depot, Inc.+                600            7
Pep Boys-Manny, Moe, & Jack        100            1
Rite Aid Corp.                     400            4
Safeway, Inc.+                     800           28
Sears, Roebuck & Co.               600           17
Staples, Inc.+                     750           17
SUPERVALU, Inc.                    200            4
Tandy Corp.                        400           25
TJX Companies, Inc.                400           11
Toys 'R' Us, Inc.+                 500            7
Wal-Mart Stores, Inc.            7,200          408
Walgreen Co.                     1,400           35
Winn-Dixie Stores, Inc.            300            8
                                          ---------
                                              1,170
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
STEEL -- 0.0%
Allegheny Teledyne, Inc.           292        $   4
Bethlehem Steel Corp.+             100            1
Nucor Corp.                        100            5
USX-U.S. Steel Group, Inc.         100            3
Worthington Industries, Inc.       100            2
                                          ---------
                                                 15
                                          ---------
-------------------------------------------------------------------------------
TELEPHONE -- 1.0%
Alltel Corp.                       400           33
AT&T Corp.                       5,130          240
Bell Atlantic Corp.              2,458          160
BellSouth Corp.                  3,200          144
CenturyTel, Inc.                   150            6
Global Crossing Ltd.+            1,210           42
GTE Corp.                        1,500          113
MCI WorldCom, Inc.+              3,017          259
Nextel Communications, Inc.,
  Class A+                         400           34
Nortel Networks Corp.            1,960          121
SBC Communications, Inc.         5,475          279
Sprint Corp. (FON Group)         1,400          104
Sprint Corp. (PCS Group)+          750           62
US WEST, Inc.                      724           44
                                          ---------
                                              1,641
                                          ---------
-------------------------------------------------------------------------------
TOBACCO -- 0.1%
Loew's Corp.                       200           14
Nabisco Group Holdings Corp.       500            6
Philip Morris Companies, Inc.    3,800           96
UST, Inc.                          200            6
                                          ---------
                                                122
                                          ---------
-------------------------------------------------------------------------------
TRAVEL & RECREATION -- 0.1%
Brunswick Corp.                    100            2
Carnival Corp.                     900           40
Harrah's Entertainment, Inc.+      100            3
Hilton Hotels Corp.                400            4
Marriott International, Inc.,
  Class A                          500           17
Mirage Resorts, Inc.+              200            3
Walt Disney Co.+                 3,327           88
                                          ---------
                                                157
                                          ---------
-------------------------------------------------------------------------------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                       100            5
Ryder Systems, Inc.                100            2
                                          ---------
                                                  7
                                          ---------

                               Number        Value
                             of Shares       (000s)
                             ---------  -----------
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS -- 0.3%
AES Corp.+                         300       $   17
Ameren Corp.                       200            8
American Electric Power Co., Inc.  300           10
Carolina Power & Light Co.         200            7
Central & South West Corp.         300            7
Cinergy Corp.                      200            6
CMS Energy Corp.                   200            7
Coastal Corp.                      400           17
Columbia Energy Group              150           10
Consolidated Edison, Inc.          400           15
Consolidated Natural Gas Co.       200           13
Dominion Resources, Inc.           400           19
DTE Energy Co.                     300           10
Duke Energy Corp.                  604           34
Eastern Enterprises                100            5
Edison International               500           15
El Paso Energy Corp.               400           16
Enron Corp.                      1,000           40
Entergy Corp.                      300            9
First Energy Corp.                 300            8
Florida Progress Corp.             200            9
FPL Group, Inc.                    300           15
GPU, Inc.                          200            7
New Century Energies, Inc.         200            7
NICOR, Inc.                        100            4
Northern States Power Co.          200            4
PacifiCorp.                        700           14
PECO Energy Co.                    300           11
Peoples Energy Corp.               100            4
PG&E Corp.                         700           16
Pinnacle West Capital Corp.        100            4
PP&L Resources, Inc.               300            8
Public Service Enterprise
  Group, Inc.                      500           20
Reliant Energy, Inc.               374           10
Southern Co.                     1,100           29
Texas Utilities Co.                500           19
Unicom Corp.                       300           11
Williams Cos., Inc.                600           23
                                          ---------
                                                488
                                          ---------
Total Common Stock
  (Cost $11,258)                             17,950
                                          ---------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (concluded)
October 31, 1999

                              Number         Value
                             of Shares      (000s)
                         -------------  -----------
------------------------------------------------------------------------------
Investment Funds -- 84.8%
Schwab International Index
  Fund,
  Select Shares                960,083     $ 17,243
Schwab S&P 500 Fund,
  Select Shares                792,867       16,833
Schwab Small-Cap Index Fund,
   Select Shares               971,353       16,940
Schwab Total Bond Market
  Index Fund                 9,437,264       90,975
                                          ---------
Total Investment Funds
  (Cost $137,240)                           141,991
                                          ---------

                              Number         Value
                             of Shares      (000s)
                         -------------  -----------
------------------------------------------------------------------------------
Short-Term Investments -- 4.5%
Cayman Time Deposit,
   4.750%*, 11/01/99         1,305,061    $   1,305
Schwab Value Advantage
  Money Fund, Investor Shares
   5.256%*                   6,200,667        6,201
                                          ---------
Total Short-Term Investments
  (Cost $7,506)                               7,506
                                          ---------
Total Investments -- 100.0%
  (Cost $156,004)                           167,447
                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                  371
  Liabilities                                  (416)
                                          ---------
                                                (45)
                                          ---------

TOTAL Net Assets -- 100.0%                 $167,402
                                          =========




NOTES TO SCHEDULES OF INVESTMENTS
October 31, 1999

 +  Non-income producing security.
 *  Interest rates represent the yield on report date.
(a) Yields shown are effective yields at the time of purchases.
(b) These securities, or a portion thereof, are being used to collateralize open futures contracts.
ADR--American Depository Receipt.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
October 31, 1999

                                                                Schwab MarketTrack Portfolios(TM)
                                              ----------------------------------------------------------------------------------
                                                    All Equity      Growth        Balanced    Conservative
                                                  ------------   ------------   ------------  ------------
ASSETS
Investments, at value (Cost: $180,768, $341,181,
 $345,256, and $156,004, respectively)              $202,452       $427,411      $403,199       $167,447
Cash                                                      --             --             3              1
Amounts on deposit with broker                           374             --            --             --
Receivables:
   Fund shares sold                                      569            558           453            207
   Variation margin                                       52             --            --             --
   Dividends                                              --            210           273            145
   Dividend tax reclaim                                   --             11             4             --
   Interest                                                3              6             5              2
Prepaid expenses                                           9             26            22             16
                                                   ---------      ---------     ---------      ---------
     Total assets                                    203,459        428,222       403,959        167,818
                                                   ---------      ---------     ---------      ---------
LIABILITIES
Payables:
   Investments purchased                                 350             --            --             --
   Fund shares redeemed                                  128            394           537            344
   Investment advisory and administration fees             9             31            27             17
   Transfer agency and shareholder service fees           13             28            27             11
Accrued expenses                                          75            110            97             44
                                                   ---------      ---------     ---------       --------
     Total liabilities                                   575            563           688            416
                                                   ---------      ---------     ---------       --------
Net assets applicable to outstanding shares         $202,884       $427,659      $403,271       $167,402
                                                   =========       ========      ========       ========

NET ASSETS CONSIST OF:
Paid-in capital                                     $180,320       $336,346      $338,686       $155,440
Undistributed/(overdistributed) net investment
  income                                                (642)         2,490         5,172            497
Accumulated net realized gain on investments sold
   and futures contracts                               1,491          2,593         1,470             22
Net unrealized appreciation on investments
   and futures contracts                              21,715         86,230        57,943         11,443
                                                   ---------      ---------     ---------      ---------
                                                    $202,884       $427,659      $403,271       $167,402
                                                   =========      =========     =========      =========

PRICING OF SHARES
Outstanding shares, $0.00001 par value
  (unlimited shares authorized)                       17,673         26,117        27,151         13,148
Net asset value, offering and redemption
  price per share                                    $ 11.48        $ 16.37       $ 14.85       $  12.73



See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 1999

                                                                Schwab MarketTrack Portfolios(TM)
                                                  ---------------------------------------------------------------------------------
                                                    All Equity      Growth        Balanced     Conservative
                                                   ------------   ------------   ------------  ------------
Investment income:
   Dividends (net of foreign tax withheld
   of $0, $12, $8 and $2, respectively)              $   913        $ 6,194       $ 9,360         $ 5,481
   Interest                                              100            114            97              54
                                                     -------        -------       -------         -------
Total investment income                                1,013          6,308          9,457          5,535
                                                     -------        -------       -------         -------
Expenses:
   Investment advisory and administration fees           902          2,096         1,995             859
   Transfer agency and shareholder service fees          378            878           834             360
   Custodian fees                                         10             18            18               6
   Portfolio accounting fees                              23             52            50              21
   Registration fees                                      80             46            34              12
   Professional fees                                      20             37            40              16
   Shareholder reports                                    41             53            42              25
   Trustees' fees                                          6              6             6               5
   Other expenses                                          6             19            19              18
                                                     -------        -------       -------         -------
                                                       1,466          3,205         3,038           1,322
Less: expenses reduced (See Note 4)                     (647)        (1,169)       (1,119)           (501)
                                                     -------        -------       -------         -------
     Net expenses incurred by fund                       819          2,036         1,919             821
                                                     -------        -------       -------         -------
Net investment income                                    194          4,272         7,538           4,714
                                                     -------        -------       -------         -------
Net realized gain (loss) on investments and
     futures contracts:
    Net realized loss on investments sold               (237)          (196)         (252)           (521)
    Net realized gain received from underlying funds   1,703          3,267         2,503             800
    Net realized gain on futures contracts               429             --            --              --
                                                     -------        -------       -------         -------

    Net realized gain on investments and futures
     contracts                                         1,895          3,071         2,251             279
                                                     -------        -------       -------         -------
 Change in net unrealized appreciation on
   investments and futures contracts:
    Net unrealized appreciation on investments        29,484         51,554        32,821           7,022
    Net unrealized appreciation on futures contracts      36             --            --              --
                                                     -------        -------       -------         -------
       Net unrealized appreciation on investments
          and futures contracts                       29,520         51,554        32,821           7,022
                                                     -------        -------       -------         -------
Net gain on investments                               31,415         54,625        35,072           7,301
                                                     -------        -------       -------         -------
Increase in net assets resulting from operations     $31,609        $58,897       $42,610         $12,015
                                                     =======        =======       =======         =======




See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the periods ended October 31,

                                                            Schwab MarketTrack Portfolios(TM)
                                      ----------------------------------------------------------------------------------------------
                                          All Equity           Growth            Balanced         Conservative
                                      -----------------   ----------------  ------------------  -----------------
                                        1999      1998+    1999     1998      1999      1998      1999      1998
                                      -------   -------   ------  --------  --------   -------  --------  -------
Operations:
   Net investment income (loss)        $  194    $ (172)  $ 4,272  $ 3,096   $ 7,538   $ 5,001   $ 4,714  $ 2,561
   Net realized gain (loss) on
     investments and futures contracts    192      (404)     (196)     137      (252)      743      (521)     417
   Net realized gain received from
     underlying funds                   1,703        --     3,267       --     2,503        --       800       --
   Change in net unrealized
     appreciation (depreciation)
     on investments and futures
     contracts                         29,520    (7,805)   51,554   10,470    32,821     8,460     7,022    1,487
                                     --------  --------  -------- --------  --------  --------  -------- --------
   Increase (decrease) in net
     assets resulting from
     operations                        31,609    (8,381)   58,897   13,703    42,610    14,204    12,015    4,465
                                     --------  --------  -------- --------  --------  --------  -------- --------
Dividends and distributions:
   Dividends to shareholders
     from net investment income           (22)       --    (4,540)  (2,098)   (6,924)   (2,881)   (4,511)  (2,373)
   Dividends in excess of net
     investment income                   (642)       --        --       --        --        --        --       --
   Distributions to shareholders
     from net capital gains                --        --      (557)  (8,127)   (1,483)   (3,851)     (661)    (911)
                                    ---------  --------  -------- --------  --------  --------  -------- --------
   Total dividends and
     distributions to shareholders       (664)       --    (5,097) (10,225)   (8,407)   (6,732)   (5,172)  (3,284)
                                     --------  --------  -------- --------  --------  --------  -------- --------
Capital share transactions:
   Proceeds from shares sold          114,034   142,131   195,487  151,971   191,766   157,398    89,099  119,172
   Net asset value of shares issued
    in reinvestment of dividends          642        --     4,951    9,908     8,091     6,425     4,821    3,060
   Payments for shares redeemed       (60,146)  (16,341) (102,207) (57,429)  (94,693)  (58,809)  (48,259) (49,074)
                                     --------  --------  -------- --------  --------  --------  -------- --------
   Increase in net assets from
     capital share transactions        54,530   125,790    98,231  104,450   105,164   105,014    45,661   73,158
                                     --------  --------  -------- --------  --------  --------  -------- --------
Total increase in net assets           85,475   117,409   152,031  107,928   139,367   112,486    52,504   74,339

Net assets:
   Beginning of period                117,409        --   275,628  167,700   263,904   151,418   114,898   40,559
                                     --------  --------  -------- --------  --------  --------  -------- --------
End of period (including
     undistributed net investment
     income (loss) of $(642),
     $(172), $2,490, $2,767,
     $5,172, $4,566,  $497 and
     $293 respectively)              $202,884  $117,409  $427,659 $275,628  $403,271  $263,904  $167,402 $114,898
                                     ========  ========  ======== ========  ========  ========  ======== ========
Number of fund shares:
   Sold                                10,710    14,421    12,686   10,768    13,521    11,852     7,124    9,833
   Reinvested                              64        --       335      760       589       516       389      257
   Redeemed                            (5,750)   (1,772)   (6,651)  (4,121)   (6,672)   (4,469)   (3,854)  (4,063)
                                     --------  --------  -------- --------  --------  --------  -------- --------
   Net increase in shares outstanding   5,024    12,649     6,370    7,407     7,438     7,899     3,659    6,027
Shares outstanding:
   Beginning of period                 12,649        --    19,747   12,340    19,713    11,814     9,489    3,462
                                     --------  --------  -------- --------  --------  --------  -------- --------
   End of period                       17,673    12,649    26,117   19,747    27,151    19,713    13,148    9,489
                                     ========  ========  ======== ========  ========  ========  ======== ========

+ For the period from May 19, 1998  (commencement  of operations) to October 31,
1998.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                      11/1/98-       5/19/98-
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO              10/31/99       10/31/98
PER-SHARE DATA ($)
-------------------------------------------------------------------------------
Net asset value at beginning of period                     9.28         10.00
-------------------------------------------------------------------------------
 Income from investment operations:
    Net investment income (loss)                           0.03         (0.01)
    Net realized and unrealized gain (loss)
     on investments                                        2.22         (0.71)
-------------------------------------------------------------------------------
    Total income (loss) from investment operations         2.25         (0.72)

 Less distributions:
    Dividends from net investment income                  (0.01)           --
    Dividends in excess of net investment income          (0.04)           --
-------------------------------------------------------------------------------
    Total distributions                                   (0.05)           --
-------------------------------------------------------------------------------
Net asset value at end of period                          11.48          9.28
-------------------------------------------------------------------------------
Total return (%)                                          24.34         (7.20)1



RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets      0.54         0.39 (2)
Expense reductions reflected in above ratio                0.43         0.74 (2)
Ratio of net investment income to average net assets       0.13        (0.36)(2)
Portfolio turnover rate                                       6            2
Net assets, end of period ($ x 1,000)                   202,884      117,409

1 Not annualized.
2 Annualized.



See accompanying Notes to Financial Statements.


                                               11/1/98-       11/1/97-          11/1/96-         11/20/95-
Schwab MarketTrack Growth Portfolio            10/31/99       10/31/98          10/31/97         10/31/96
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period            13.96          13.59            11.30            10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.18           0.16             0.17             0.19
    Net realized and unrealized gain
      on investments                              2.48           0.99             2.32             1.13
---------------------------------------------------------------------------------------------------------------------------
    Total income from investment operations       2.66           1.15             2.49             1.32
 Less distributions:
    Dividends from net investment income         (0.22)         (0.16)           (0.20)           (0.02)
    Distributions from capital gains             (0.03)         (0.62)              --               --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                          (0.25)         (0.78)           (0.20)           (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 16.37          13.96            13.59            11.30
---------------------------------------------------------------------------------------------------------------------------
 Total return (%)                                19.24           8.85            22.33            13.24(1)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average
   net assets                                     0.58           0.60             0.75             0.89(2)
 Expense reductions reflected in above ratio      0.33           0.50             0.49             0.61(2)
 Ratio of net investment income to average
   net assets                                     1.21           1.34             1.58             2.03(2)
 Portfolio turnover rate                             7             14              113               46
 Net assets, end of period ($ x 1,000)         427,659        275,628          167,700          105,954

1 Not annualized.
2 Annualized.


See accompanying Notes to Financial Statements.

                                              11/1/98-        11/1/97-         11/1/96-        11/20/95-
SCHWAB MARKETTRACK BALANCED PORTFOLIO        10/31/99        10/31/98         10/31/97         10/31/96
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           13.39          12.82            11.05            10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.29           0.25             0.22             0.25
    Net realized and unrealized gain
      on investments                              1.57           0.86             1.78             0.83
---------------------------------------------------------------------------------------------------------------------------
    Total income from investment operations       1.86           1.11             2.00             1.08
Less distributions:
    Dividends from net investment income         (0.33)         (0.23)           (0.23)           (0.03)
    Distributions  from capital gains            (0.07)         (0.31)              --               --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                          (0.40)         (0.54)           (0.23)           (0.03)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 14.85          13.39            12.82            11.05
---------------------------------------------------------------------------------------------------------------------------
Total return (%)                                 14.18           9.02            18.43            10.82(1)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average
  net assets                                      0.58           0.59             0.78              0.8(2)
Expense reductions reflected in above ratio       0.33           0.51             0.52             0.67(2)
Ratio of net investment income to average
  net assets                                      2.25           2.33             2.48             2.79(2)
Portfolio turnover rate                              7             32              104               44
Net assets, end of period ($ x 1,000)          403,271        263,904          151,418           80,980

1 Not annualized.
2 Annualized.

See accompanying Notes to Financial Statements.


                                                11/1/98-       11/1/97-         11/1/96-       11/20/95-
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO      10/31/99       10/31/98         10/31/97        10/31/96
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period            12.11          11.71            10.51            10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.41           0.35             0.35             0.33
    Net realized and unrealized gain on
      investments                                 0.68           0.64             1.21             0.48
---------------------------------------------------------------------------------------------------------------------------
    Total income from investment operations       1.09           0.99             1.56             0.81
Less distributions:
    Dividends from net investment income         (0.40)         (0.35)           (0.36)           (0.30)
    Distributions from capital gains             (0.07)         (0.24)              --               --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                          (0.47)         (0.59)           (0.36)           (0.30)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 12.73          12.11            11.71            10.51
---------------------------------------------------------------------------------------------------------------------------
Total return (%)                                  9.13           8.64            15.12            8.18(1)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average
    net assets                                    0.57           0.58             0.81             0.89(2)
Expense reductions reflected in above ratio       0.35           0.64             0.84             1.16(2)
Ratio of net investment income to average
    net assets                                    3.28           3.26             3.40             3.49(2)
Portfolio turnover rate                              8             58              104               64
Net assets, end of period ($ x 1,000)          167,402        114,898           40,559           22,459

1 Not annualized.
2 Annualized.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1999
(All currency amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUNDS
The Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940 (the "1940 Act").

In addition to the four funds described above, the trust also offers the Schwab Total Stock Market Index Fund(TM), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab Analytics Fund(R), Schwab MarketManager International Portfolio, Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, and Institutional Select Small-Cap Value Index Fund. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. Futures contracts, which are traded on exchanges, are valued at their settlement as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS -- The funds may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the funds' Statement of Operations at any given time.

During the year, only the Schwab MarketTrack All Equity Portfolio engaged in futures transactions, and as of October 31, 1999, it had the following open S&P 500 Index futures contracts:

                Number of         Contract                          Unrealized
               Contracts           Value           Expiration      Appreciation
             ------------       ----------        ------------     ------------
                    8              $2,752            12/17/99           $31

Cash and eligible securities on deposit with broker available to cover margin requirements for open futures positions at October 31, 1999 were $374 and $219, respectively. the fund has segregated short-term investments with the custodian for the remaining portion of the contract value.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31, 1999. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the funds at October 31, 1999 (for financial reporting and federal income tax purposes) is as follows:

                                                  Net Unrealized       Appreciated        Depreciated
      Portfolio                                    Appreciation        Securities         Securities
      ---------                                    ------------        ----------        ------------
      Schwab MarketTrack All Equity Portfolio        $21,715            $24,005            $(2,290)
      Schwab MarketTrack Growth Portfolio             86,230             92,448             (6,218)
      Schwab MarketTrack Balanced Portfolio           57,943             65,379             (7,436)
      Schwab MarketTrack Conservative Portfolio       11,443             15,609             (4,166)


RECLASSIFICATIONS -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

On the statements of assets and liabilities the following reclassifications were made:

                                                    Accumulated       Undistributed
                                                   Net Realized      Net Investment
      Portfolio                                       Gain           Income (Loss)     Paid-In Capital
      ------                                     ------------       --------------       ------------
      Schwab MarketTrack Growth Portfolio            $12               $ (9)               $(3)
      Schwab MarketTrack Balanced Portfolio           14                 (8)                (6)
      Schwab MarketTrack Conservative Portfolio        2                  1                 (3)

3.  TRANSACTIONS WITH AFFILIATES
Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets and 0.49% of such net assets over $500 million. Prior to March 1, 1999, each fund paid an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, and 0.69% of the next $1 billion, and 0.64% of such net assets over $2 billion. The investment adviser has reduced a portion of its fee for the year ended October 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services.




64


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OFFICERS  AND  TRUSTEES -- Certain  officers  and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. For the year ended October 31, 1999, the trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The funds incurred fees aggregating $23 related to the trust's unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS -- Pursuant to an Exemptive Order issued by the SEC, the funds may invest in other SchwabFunds(R). As of October 31, 1999 the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio owned 7%, 10%, 7%, 2% respectively of the outstanding shares of the Schwab International Index Fund(R); 1%, .8%, .7%, .2%, respectively of the outstanding shares of the Schwab S&P 500 Fund(R); 0%, 12%, 27%, 18%, respectively of the outstanding shares of the Schwab Total Bond Market Index Fund(TM); 6%, 9%, 7%, 2%, respectively of the outstanding shares of the Schwab Small-Cap Index Fund(R), and 0%, .1%, .1%, 0%, respectively of the outstanding shares of the Schwab Value Advantage Money Fund.

As of October 31, 1999, the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $0, $290, $228 and $47, respectively.


4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The investment adviser and Schwab guarantee that, through at least February 29, 2000, each fund's total operating expenses, including the expenses indirectly incurred through investment in underlying SchwabFunds(R), will not exceed 0.60% of the fund's average daily net assets, after waivers and reimbursements. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

For the year ended October 31, 1999, the total of such fees and expenses reduced by the investment adviser were $647, $1,169, $1,119, and $501, respectively for the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio.


5.  BORROWING AGREEMENT
The trust has lines of credit arrangements with The Bank of New York whereby the trust may borrow on behalf of the funds, an aggregate amount of up to $250 million on a temporary basis to fund shareholder redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the funds. The funds borrowed against the lines of credit during the year, but as of October 31, 1999, there were no outstanding borrowings under this arrangement on behalf of the funds.

6.  INVESTMENT TRANSACTIONS
Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. Government securities, for the year ended October 31, 1999, were as follows:

                                                           Proceeds of Sales
Portfolio                                    Purchases       and Maturities
--------                                   ------------     --------------
Schwab MarketTrack All Equity Portfolio       $ 63,820            $ 9,524
Schwab MarketTrack Growth Portfolio            117,892             24,483
Schwab MarketTrack Balanced Portfolio          122,936             22,924
Schwab MarketTrack Conservative Portfolio       54,603             10,978


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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of:
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio,
Schwab MarketTrack Balanced Portfolio, and
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, CA
December 9, 1999

TAX DESIGNATIONS (unaudited)

Pursuant to Section 854 (b) (2) of the Internal Revenue Code, the funds hereby make the following designations as to the percentage of the ordinary income dividends qualifying for the dividends received deduction for the fiscal year ended October 31, 1999.

      Schwab MarketTrack Growth Portfolio          48%
      Schwab MarketTrack Balanced Portfolio        24%
      Schwab MarketTrack Conservative Portfolio    21%

THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS.
A  SCHWAB  REPRESENTATIVE  WILL BE  HAPPY  TO ASSIST YOU.

THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS.
A  SCHWAB  REPRESENTATIVE  WILL BE  HAPPY  TO ASSIST YOU.

THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS.
A  SCHWAB  REPRESENTATIVE  WILL BE  HAPPY  TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Total Stock Market Index Fund-TM-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1) Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

  INVESTMENT ADVISER
  Charles Schwab Investment Management, Inc.
  101 Montgomery Street, San Francisco, CA 94104

  DISTRIBUTOR
  Charles Schwab & Co., Inc.
  101 Montgomery Street, San Francisco, CA 94104

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

  -C- 1999 Charles Schwab & Co., Inc. All rights reserved.
  Member SIPC/NYSE.

  Printed on recycled paper. MKT3813-2 (12/99)

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